WACHOVIA MONEY MARKET FUND

INSTITUTIONAL SHARES

Annual Report
November 30, 2000

PRESIDENT’S MESSAGE

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of the Wachovia Money Market Fund—Institutional Shares, for the 12-month fiscal year period from December 1, 1999 through November 30, 2000. This report includes a list of the fund’s holdings and complete financial information.

During the reporting period, the fund’s portfolio of high-quality money market securities provided shareholders with dividends totaling $0.06 per share for a total return of 6.13%.* Of course, the fund also maintained a stable share value of $1.00.** The fund’s net assets reached $1.4 billion at the end of the reporting period.

Thank you for selecting Wachovia Money Market Fund as a liquid, stable investment for your ready cash. As we begin 2001, we renew our commitment to keep you up-to-date on your investment, and provide your account with the highest level of service.

Sincerely,
/s/ John W. McGonigle
John W. McGonigle
President
January 15, 2001

*	Past performance is no guarantee of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund’s current earnings.

**
An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

WACHOVIA MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2000

Principal Amount		Value

(1) Bank Notes—10.3%
	Banking & Finance—10.3%
$25,000,000	Bank of America N.A., 6.740%, 1/16/2001	$ 25,000,181
10,000,000	Bank of New York Co., Inc., 7.205%, 5/15/2001	10,000,214
50,000,000	Bank One, Illinois, NA, 6.590%-6.660%, 2/22/2001-5/29/2001	50,000,000
25,000,000	Citibank Canada, 6.660%, 2/15/2001	25,000,000
10,000,000	Citibank N.A., NY, 7.410%, 5/30/2001	10,002,791
25,000,000	SouthTrust Bank of Alabama, Birmingham, 6.700%, 3/6/2001	25,001,915

	Total Bank Notes	145,005,101

(1) Certificates Of Deposit—13.3%
	Banking & Finance—13.3%
25,000,000	Bayerische Landesbank-NY, 6.920%, 12/15/2000	25,000,094
4,000,000	Bayerische Landesbank-NY, Yankee CD, 5.625%, 2/26/2001	3,986,814
25,000,000	CIBC Bank, NY, 6.600%, 1/23/2001	25,000,362
25,000,000	Deutsche Bank AG, 6.705%, 2/27/2001	25,000,295
5,000,000	Dresdner Bank AG, Frankfurt, 7.200%, 5/4/2001	5,001,043
25,000,000	Royal Bank of Scotland PLC, Edinburgh, 6.900%, 12/15/2000	25,001,455
20,000,000	SouthTrust Bank of Alabama, Birmingham, 6.690%, 3/14/2001	20,000,517
25,000,000	Toronto Dominion Bank, 6.570%, 12/28/2000	25,000,184
33,000,000	UBS AG, 7.000%-7.060%, 5/3/2001-7/18/2001	33,015,654

	Total Certificates Of Deposit	187,006,418

(1) Commercial Paper—58.8%
	Banking—1.7%
25,000,000	Credit Suisse First Boston, 6.450%, 4/5/2001	24,440,104

	Consumer Cyclicals—1.8%
25,000,000	Gannett Co., Inc., 6.500%, 1/23/2001	24,760,764

	Finance—42.7%
25,000,000	American General Finance Corp., 6.460%, 12/19/2000	24,919,250
25,000,000	Associates Corp. of North America, 6.505%, 3/1/2001	24,593,438
25,000,000	Associates First Capital Corp., 6.520%, 1/18/2001	24,782,667
55,000,000	CIT Group, Inc., 6.470%-6.520%, 12/12/2000-4/11/2001	54,544,642
20,000,000	Deutsche Bank Financial, Inc., (Guaranteed by Deutsche Bank AG), 6.510%, 2/14/2001	19,728,750
25,000,000	Dresdner US Finance Inc., (Dresdner Bank AG, Frankfurt Support Agreement), 6.460%, 12/20/2000	24,914,764

WACHOVIA MONEY MARKET FUND

Principal Amount		Value

(1) Commercial Paper—continued
	Finance—continued
$35,000,000	Edison Asset Securitization LLC, 6.490%-6.530%, 1/11/2001- 2/28/2001	$ 34,639,662
25,000,000	Ford Motor Credit Co., 6.460%, 12/20/2000	24,914,764
20,000,000	Forrestal Funding, 6.460%, 3/28/2001	19,580,100
45,000,000	General Motors Acceptance Corp., 6.490%-6.530%, 12/7/2000- 1/17/2001	44,765,235
45,000,000	Household Finance Corp., 6.510%-6.600%, 1/9/2001-1/16/2001	44,654,883
25,000,000	Morgan Stanley, Dean Witter & Co., 6.580%, 1/30/2001	24,725,833
25,000,000	National Rural Utilities Cooperative Finance Corp., 6.330%, 6/18/2001	24,125,229
45,000,000	Prudential Funding Corp., 6.490%-6.600%, 12/6/2000-1/3/2001	44,830,722
65,000,000	Societe Generale North America, Inc., (Guaranteed by Societe Generale, Paris), 6.370%-6.500%, 1/30/2001-5/22/2001	63,783,521
15,000,000	Toyota Motor Credit Corp., 6.490%, 12/21/2000	14,945,917
10,000,000	Tulip Funding Corp., 6.500%, 12/5/2000	9,992,778
25,000,000	Variable Funding Capital Corp., 6.530%-6.600%, 1/4/2001- 1/9/2001	24,835,758
25,000,000	Verizon Global Funding, 6.520%, 1/16/2001	24,791,722
25,000,000	Wells Fargo & Co., 6.520%, 2/7/2001	24,692,111

	Total	598,761,746

	Finance—Automotive—2.5%
35,000,000	DaimlerChrysler North America Holding Corp., 6.520%-6.530%, 12/6/2000-1/31/2001	34,815,918

	Finance—Commercial—1.4%
20,000,000	General Electric Capital Corp., 6.510%, 2/7/2001	19,754,067

	Industrial Services—4.1%
58,120,000	Rio Tinto America, Inc., 6.470%-6.570%, 12/18/2000-1/31/2001	57,736,702

	Technology—4.6%
65,000,000	Motorola, Inc., 6.470%, 12/21/2000-3/26/2001	64,094,200

	Total Commercial Paper	824,363,501

WACHOVIA MONEY MARKET FUND

Principal Amount or Shares		Value

Corporate Bonds—0.9%
	Banking—0.3%
$ 4,000,000	PNC Bank, N.A., 5.930%, 4/20/2001	$ 3,983,314

	Finance—0.6%
5,000,000	General Motors Acceptance Corp., 6.700%, 4/30/2001	5,000,099
4,000,000	IBM Credit Corp., 6.640%, 10/29/2001	4,000,625

	Total	9,000,724

	Total Corporate Bonds	12,984,038

(2) Notes-Variable—10.4%
	Banking—2.9%
40,000,000	PNC Bank, N.A., 6.518%-6.538%, 12/26/2000-12/27/2000	39,993,853

	Finance—7.5%
10,000,000	Bank One Corp., 6.933%, 1/16/2001	10,001,749
20,000,000	Bayerische Landesbank-NY, 6.535%, 12/28/2000	19,997,835
15,000,000	Citigroup, Inc., 6.580%, 12/4/2000	15,000,000
10,000,000	First Union National Bank, 6.788%, 2/20/2001	10,003,288
25,000,000	J.P. Morgan & Co., Inc., 6.809%, 2/18/2001	25,010,320
25,000,000	J.P. Morgan & Co., Inc., Series A, 6.609%, 12/18/2000	25,000,000

	Total	105,013,192

	Total Notes-Variable	145,007,045

Open-End Investment Companies—1.9%
5,642,109	AIM Liquid Assets Portfolio	5,642,109
4,274,136	Dreyfus Cash Management	4,274,136
8,933,295	Federated Prime Obligations Fund	8,933,295
7,106,631	Financial Square Prime Holdings Fund	7,106,631

	Total Open-End Investment Companies	25,956,171

(3) Repurchase Agreements—4.3%
$ 7,500,000	Credit Suisse First Boston, Inc., 6.520%, dated 11/30/2000, due 12/1/2000	7,500,000
7,500,000	Deutsche Bank Financial, Inc., 6.540%, dated 11/30/2000, due 12/1/2000	7,500,000
15,000,000	Goldman Sachs Group, LP, 6.530%, dated 11/30/2000, due 12/1/2000	15,000,000

WACHOVIA MONEY MARKET FUND

Principal Amount		Value

(3) Repurchase Agreements—continued
$ 7,500,000	J.P Morgan Co., Inc., 6.510%, dated 11/30/2000, due 12/1/2000	$ 7,500,000
7,500,000	Merrill Lynch, Pierce, Fenner and Smith, 6.480%, dated 11/30/2000, due 12/1/2000	7,500,000
15,000,000	Morgan Stanley Group, Inc., 6.500%, dated 11/30/2000, due 12/1/2000	15,000,000

	Total Repurchase Agreements	60,000,000

	Total Investments, at amortized cost and value (4)	$1,400,322,274

(1)	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(2)	Current rate and next reset date shown.

(3)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(4)	Also represents cost for federal tax purposes.

Note:	The categories of investments are shown as a percentage of net assets ($1,401,103,026) at November 30, 2000.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2000

Assets:
Total investments in securities, at amortized cost and value		$1,400,322,274
Income receivable		7,267,203
Receivable for shares sold		1,750

Total assets		1,407,591,227
Liabilities:
Payable for shares redeemed	$ 1,310
Income distribution payable	5,722,624
Payable to adviser	322,637
Other accrued expenses	441,630

Total liabilities		6,488,201

Net Assets for 1,401,103,026 shares outstanding		$1,401,103,026

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$614,133,534 ÷ 614,133,534 shares outstanding		$1.00

Investment Shares:
$786,969,492 ÷ 786,969,492 shares outstanding		$1.00

(See Notes which are an integral part of the Financial Statements)

WACHOVIA MONEY MARKET FUND
STATEMENT OF OPERATIONS

YEAR ENDED NOVEMBER 30, 2000

Investment Income:
Interest		$76,420,800
Expenses:
Investment adviser fee	$ 5,994,748
Administrative personnel and services fee	859,436
Custodian fees	157,395
Transfer and dividend disbursing agent fees and expenses	6,114
Directors’/Trustees’ fees	30,340
Auditing fees	15,484
Legal fees	14,767
Portfolio accounting fees	3,598
Distribution services fee—Investment Shares	2,971,933
Share registration costs	101,397
Printing and postage	53,085
Insurance premiums	3,720
Miscellaneous	6,312

Total expenses	10,218,329
Waiver of investment adviser fee	(2,690,539)

Net expenses		7,527,790

Net investment income		$68,893,010

(See Notes which are an integral part of the Financial Statements)

WACHOVIA MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2000	1999

Increase (Decrease) in Net Assets:
Operations—
Net investment income	$ 68,893,010	$ 38,882,981

Distributions to Shareholders—
Distributions from net investment income
Institutional Shares	(27,400,910)	(14,769,474)
Investment Shares	(41,492,100)	(24,113,507)

Change in net assets resulting from distributions to shareholders	(68,893,010)	(38,882,981)

Share Transactions—
Proceeds from sale of shares	2,147,566,435	1,434,253,801
Net asset value of shares issued to shareholders in payment of distributions declared	13,155,189	724,067
Cost of shares redeemed	(1,739,345,864)	(1,118,660,397)

Change in net assets resulting from share transactions	421,375,760	316,317,471

Change in net assets	421,375,760	316,317,471
Net Assets—
Beginning of period	979,727,266	663,409,795

End of period	$ 1,401,103,026	$ 979,727,266

(See Notes which are an integral part of the Financial Statements)

WACHOVIA MONEY MARKET FUND
Financial Highlights—Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

	Year Ended November 30,
	2000	1999	1998	1997	1996

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations
Net investment income	0.06	0.05	0.05	0.05	0.05
Less distributions
Distributions from net investment income	(0.06)	(0.05)	(0.05)	(0.05)	(0.05)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return (1)	6.13%	4.86%	5.33%	5.37%	5.25%
Ratios to average net assets
Expenses	0.38%	0.38%	0.38%	0.38%	0.37%
Net investment income	5.99%	4.79%	5.20%	5.24%	5.14%
Expense waiver/reimbursement (2)	0.22%	0.24%	0.26%	0.28%	0.32%
Supplemental data
Net assets, end of period (000 omitted)	$614,134	$365,750	$181,282	$157,438	$135,748

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Results represent past performance and do not guarantee future results.

(2)	This contractual expense decrease is reflected in both the expense and the net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2000

1. ORGANIZATION

The Wachovia Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”) as an open-end, management investment company. The Trust consists of sixteen portfolios. The financial statements included herein are only those of Wachovia Money Market Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

The Fund offers two classes of shares: Institutional Shares and Investment Shares. Investment Shares are identical in all respects to Institutional Shares except that Investment Shares are sold pursuant to a distribution plan (the “Plan”) adopted in accordance with Rule 12b-1 under the Act. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION —The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

REPURCHASE AGREEMENTS —It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund’s adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the “Trustees”). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT INCOME , EXPENSES AND DISTRIBUTIONS —Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums and discounts on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund.

FEDERAL TAXES —It is the Fund’s policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

WHEN -ISSUED AND DELAYED DELIVERY TRANSACTIONS —The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

USE OF ESTIMATES —The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER —Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Year Ended November 30,
	2000	1999

Institutional Shares

Shares sold	1,035,013,237	699,311,820
Shares redeemed	(786,629,335)	(514,844,082)

Net change resulting from Institutional Shares transactions	248,383,902	184,467,738

	Year Ended November 30,
	2000	1999

Investment Shares

Shares sold	1,112,553,198	734,941,981
Shares issued to shareholders in payment of distributions declared	13,155,189	724,067
Shares redeemed	(952,716,529)	(603,816,315)

Net change resulting from Investment Shares transactions	172,991,858	131,849,733

Net change resulting from Share transactions	421,375,760	316,317,471

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE —Wachovia Asset Management, a subsidiary of Wachovia Bank N.A. and the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.50% of the Fund’s average daily net assets. As a result of contractual obligations, the Adviser may be required to waive a portion of its fee. The Adviser can modify or terminate this waiver at its sole discretion at any time after January 31, 2002.

WACHOVIA MONEY MARKET FUND

ADMINISTRATIVE FEE —Federated Services Company (“FServ”) provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust (excluding Wachovia Prime Money Market Fund) for the period. FServ may voluntarily waive a portion of its fee.

DISTRIBUTION SERVICES FEE —The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (“FSC”), the principal distributor, from its net assets to finance activities intended to result in the sale of the Fund’s Investment Shares. The Plan provides that the Fund may incur distribution expenses up to 0.40% of the average daily net assets of its Investment Shares, annually, to compensate FSC.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES —FServ, through its subsidiary, Federated Shareholder Services Company (“FSSC”) serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily waive any portion of its fee.

PORTFOLIO ACCOUNTING FEES —FServ, through its subsidiary, FSSC, maintains the Fund’s accounting records for which it receives a fee. The fee is based on the level of the Fund’s average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES —Wachovia Bank N.A. is the Fund’s custodian for which it receives a fee. The fee is based on the level of the Fund’s average daily net assets for the period, plus out-of-pocket expenses.

GENERAL —Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees and Shareholders of
WACHOVIA MONEY MARKET FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Wachovia Money Market Fund (one of the portfolios constituting The Wachovia Funds) as of November 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wachovia Money Market Fund of The Wachovia Funds at November 30, 2000, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young

Boston, Massachusetts
January 18, 2001

TRUSTEES James A. Hanley Samuel E. Hudgins D. Dean Kaylor Alvin J. Schexnider Charles S. Way, Jr.	Officers John W. McGonigle President and Treasurer R. Edward Bowling Vice President James E. Ostrowski Vice President and Assistant Treasurer Gail C. Jones Secretary
Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund’s prospectuses which contain facts concerning its investment objective and policies, management fees, expenses and other information.

Federated Securities Corp., Distributor	Cusip 929901106
Cusip 929901205
Investment Company Act File No. 811-6504
831-16 (1/01)	G01512-05 (1/01)

WACHOVIA MONEY MARKET FUND

WACHOVIA TAX-FREE
MONEY MARKET FUND

WACHOVIA U.S. TREASURY
MONEY MARKET FUND

INVESTMENT SHARES

Annual Report
November 30, 2000

PRESIDENT’S MESSAGE

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of The Wachovia Money Market Funds—Investment Shares, for the 12-month fiscal year period from December 1, 1999 through November 30, 2000. This report includes a list of each fund’s holdings and complete financial information.

Each Wachovia Money Market Fund continued to provide investors with daily income on their accessible cash, while maintaining a stable $1.00 share value.* The fund-by-fund highlights are as follows:

WACHOVIA MONEY MARKET FUND
The fund’s portfolio of high quality money market securities provided shareholders with dividends totaling $0.06 per share for a total return of 5.71%,** while maintaining a stable share value of $1.00. Net assets in the fund totaled $1.4 billion at the end of the reporting period.

WACHOVIA TAX -FREE MONEY MARKET FUND
The fund’s portfolio of tax-free money market securities were diversified among municipalities across the U.S.*** The fund provided shareholders with federally tax-free dividends totaling $0.03 per share for a total return of 3.47%,** while maintaining a stable share value of $1.00. Net assets in the fund totaled $485.8 million at the end of the reporting period.

WACHOVIA U. S. TREASURY MONEY MARKET FUND
The fund’s portfolio of U.S. Treasury money market securities paid dividends totaling $0.05 per share for a total return of 5.51%,** while maintaining a stable share value of $1.00. Net assets in the fund totaled $686.1 million at the end of the reporting period.

Thank you for choosing a Wachovia Money Market Fund to keep your cash working for you—every day. As we begin 2001, we renew our commitment to keep you up-to-date on your investment, and provide your account with the highest level of service.

Sincerely,
/s/ John W. McGonigle
John W. McGonigle
President
January 15, 2001

*
An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

**	Past performance is no guarantee of future results. Yield will vary. Yields quoted for money market funds most closely reflect the funds’ current earnings.
***	Income may be subject to the federal alternative minimum tax and state and local taxes.

WACHOVIA MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2000

Principal Amount		Value

(1) Bank Notes—10.3%
	Banking & Finance—10.3%
$25,000,000	Bank of America N.A., 6.740%, 1/16/2001	$ 25,000,181
10,000,000	Bank of New York Co., Inc., 7.205%, 5/15/2001	10,000,214
50,000,000	Bank One, Illinois, NA, 6.590%-6.660%, 2/22/2001-5/29/2001	50,000,000
25,000,000	Citibank Canada, 6.660%, 2/15/2001	25,000,000
10,000,000	Citibank N.A., NY, 7.410%, 5/30/2001	10,002,791
25,000,000	SouthTrust Bank of Alabama, Birmingham, 6.700%, 3/6/2001	25,001,915

	Total Bank Notes	145,005,101

(1) Certificates Of Deposit—13.3%
	Banking & Finance—13.3%
25,000,000	Bayerische Landesbank-NY, 6.920%, 12/15/2000	25,000,094
4,000,000	Bayerische Landesbank-NY, Yankee CD, 5.625%, 2/26/2001	3,986,814
25,000,000	CIBC Bank, NY, 6.600%, 1/23/2001	25,000,362
25,000,000	Deutsche Bank AG, 6.705%, 2/27/2001	25,000,295
5,000,000	Dresdner Bank AG, Frankfurt, 7.200%, 5/4/2001	5,001,043
25,000,000	Royal Bank of Scotland PLC, Edinburgh, 6.900%, 12/15/2000	25,001,455
20,000,000	SouthTrust Bank of Alabama, Birmingham, 6.690%, 3/14/2001	20,000,517
25,000,000	Toronto Dominion Bank, 6.570%, 12/28/2000	25,000,184
33,000,000	UBS AG, 7.000%-7.060%, 5/3/2001-7/18/2001	33,015,654

	Total Certificates Of Deposit	187,006,418

(1) Commercial Paper—58.8%
	Banking—1.7%
25,000,000	Credit Suisse First Boston, 6.450%, 4/5/2001	24,440,104

	Consumer Cyclicals—1.8%
25,000,000	Gannett Co., Inc., 6.500%, 1/23/2001	24,760,764

	Finance—42.7%
25,000,000	American General Finance Corp., 6.460%, 12/19/2000	24,919,250
25,000,000	Associates Corp. of North America, 6.505%, 3/1/2001	24,593,438
25,000,000	Associates First Capital Corp., 6.520%, 1/18/2001	24,782,667
55,000,000	CIT Group, Inc., 6.470%-6.520%, 12/12/2000-4/11/2001	54,544,642
20,000,000	Deutsche Bank Financial, Inc., (Guaranteed by Deutsche Bank AG), 6.510%, 2/14/2001	19,728,750
25,000,000	Dresdner US Finance Inc., (Dresdner Bank AG, Frankfurt Support Agreement), 6.460%, 12/20/2000	24,914,764

WACHOVIA MONEY MARKET FUND

Principal Amount		Value

(1) Commercial Paper—continued
	Finance—continued
$35,000,000	Edison Asset Securitization LLC, 6.490%-6.530%, 1/11/2001- 2/28/2001	$ 34,639,662
25,000,000	Ford Motor Credit Co., 6.460%, 12/20/2000	24,914,764
20,000,000	Forrestal Funding, 6.460%, 3/28/2001	19,580,100
45,000,000	General Motors Acceptance Corp., 6.490%-6.530%, 12/7/2000- 1/17/2001	44,765,235
45,000,000	Household Finance Corp., 6.510%-6.600%, 1/9/2001-1/16/2001	44,654,883
25,000,000	Morgan Stanley, Dean Witter & Co., 6.580%, 1/30/2001	24,725,833
25,000,000	National Rural Utilities Cooperative Finance Corp., 6.330%, 6/18/2001	24,125,229
45,000,000	Prudential Funding Corp., 6.490%-6.600%, 12/6/2000-1/3/2001	44,830,722
65,000,000	Societe Generale North America, Inc., (Guaranteed by Societe Generale, Paris), 6.370%-6.500%, 1/30/2001-5/22/2001	63,783,521
15,000,000	Toyota Motor Credit Corp., 6.490%, 12/21/2000	14,945,917
10,000,000	Tulip Funding Corp., 6.500%, 12/5/2000	9,992,778
25,000,000	Variable Funding Capital Corp., 6.530%-6.600%, 1/4/2001- 1/9/2001	24,835,758
25,000,000	Verizon Global Funding, 6.520%, 1/16/2001	24,791,722
25,000,000	Wells Fargo & Co., 6.520%, 2/7/2001	24,692,111

	Total	598,761,746

	Finance—Automotive—2.5%
35,000,000	DaimlerChrysler North America Holding Corp., 6.520%-6.530%, 12/6/2000-1/31/2001	34,815,918

	Finance—Commercial—1.4%
20,000,000	General Electric Capital Corp., 6.510%, 2/7/2001	19,754,067

	Industrial Services—4.1%
58,120,000	Rio Tinto America, Inc., 6.470%-6.570%, 12/18/2000-1/31/2001	57,736,702

	Technology—4.6%
65,000,000	Motorola, Inc., 6.470%, 12/21/2000-3/26/2001	64,094,200

	Total Commercial Paper	824,363,501

WACHOVIA MONEY MARKET FUND

Principal Amount or Shares		Value

Corporate Bonds—0.9%
	Banking—0.3%
$ 4,000,000	PNC Bank, N.A., 5.930%, 4/20/2001	$ 3,983,314
	Finance—0.6%
5,000,000	General Motors Acceptance Corp., 6.700%, 4/30/2001	5,000,099
4,000,000	IBM Credit Corp., 6.640%, 10/29/2001	4,000,625

	Total	9,000,724

	Total Corporate Bonds	12,984,038

(2) Notes-Variable—10.4%
	Banking—2.9%
40,000,000	PNC Bank, N.A., 6.518%-6.538%, 12/26/2000-12/27/2000	39,993,853

	Finance—7.5%
10,000,000	Bank One Corp., 6.933%, 1/16/2001	10,001,749
20,000,000	Bayerische Landesbank-NY, 6.535%, 12/28/2000	19,997,835
15,000,000	Citigroup, Inc., 6.580%, 12/4/2000	15,000,000
10,000,000	First Union National Bank, 6.788%, 2/20/2001	10,003,288
25,000,000	J.P. Morgan & Co., Inc., 6.809%, 2/18/2001	25,010,320
25,000,000	J.P. Morgan & Co., Inc., Series A, 6.609%, 12/18/2000	25,000,000

	Total	105,013,192

	Total Notes-Variable	145,007,045

Open-End Investment Companies—1.9%
5,642,109	AIM Liquid Assets Portfolio	5,642,109
4,274,136	Dreyfus Cash Management	4,274,136
8,933,295	Federated Prime Obligations Fund	8,933,295
7,106,631	Financial Square Prime Holdings Fund	7,106,631

	Total Open-End Investment Companies	25,956,171

(3) Repurchase Agreements—4.3%
$ 7,500,000	Credit Suisse First Boston, Inc., 6.520%, dated 11/30/2000, due 12/1/2000	7,500,000
7,500,000	Deutsche Bank Financial, Inc., 6.540%, dated 11/30/2000, due 12/1/2000	7,500,000
15,000,000	Goldman Sachs Group, LP, 6.530%, dated 11/30/2000, due 12/1/2000	15,000,000
7,500,000	J.P Morgan Co., Inc., 6.510%, dated 11/30/2000, due 12/1/2000	7,500,000
7,500,000	Merrill Lynch, Pierce, Fenner and Smith, 6.480%, dated 11/30/2000, due 12/1/2000	7,500,000

WACHOVIA MONEY MARKET FUND

Principal Amount		Value

(3) Repurchase Agreements—continued
$15,000,000	Morgan Stanley Group, Inc., 6.500%, dated 11/30/2000, due 12/1/2000	$ 15,000,000

	Total Repurchase Agreements	60,000,000

	Total Investments, at amortized cost and value (4)	$1,400,322,274

(1)	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(2)	Current rate and next reset date shown.

(3)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(4)	Also represents cost for federal tax purposes.

Note:	The categories of investments are shown as a percentage of net assets ($1,401,103,026) at November 30, 2000.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2000

Assets:
Total investments in securities, at amortized cost and value		$1,400,322,274
Income receivable		7,267,203
Receivable for shares sold		1,750

Total assets		1,407,591,227
Liabilities:
Payable for shares redeemed	$ 1,310
Income distribution payable	5,722,624
Payable to adviser	322,637
Other accrued expenses	441,630

Total liabilities		6,488,201

Net Assets for 1,401,103,026 shares outstanding		$1,401,103,026

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$614,133,534÷614,133,534 shares outstanding		$1.00

Investment Shares:
$786,969,492÷786,969,492 shares outstanding		$1.00

(See Notes which are an integral part of the Financial Statements)

WACHOVIA MONEY MARKET FUND
STATEMENT OF OPERATIONS

YEAR ENDED NOVEMBER 30, 2000

Investment Income:
Interest		$76,420,800
Expenses:
Investment adviser fee	$ 5,994,748
Administrative personnel and services fee	859,436
Custodian fees	157,395
Transfer and dividend disbursing agent fees and expenses	6,114
Directors’/Trustees’ fees	30,340
Auditing fees	15,484
Legal fees	14,767
Portfolio accounting fees	3,598
Distribution services fee—Investment Shares	2,971,933
Share registration costs	101,397
Printing and postage	53,085
Insurance premiums	3,720
Miscellaneous	6,312

Total expenses	10,218,329
Waiver of investment adviser fee	(2,690,539)

Net expenses		7,527,790

Net investment income		$68,893,010

(See Notes which are an integral part of the Financial Statements)

WACHOVIA MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2000	1999

Increase (Decrease) in Net Assets:
Operations—
Net investment income	$ 68,893,010	$ 38,882,981

Distributions to Shareholders—
Distributions from net investment income
Institutional Shares	(27,400,910)	(14,769,474)
Investment Shares	(41,492,100)	(24,113,507)

Change in net assets resulting from distributions to shareholders	(68,893,010)	(38,882,981)

Share Transactions—
Proceeds from sale of shares	2,147,566,435	1,434,253,801
Net asset value of shares issued to shareholders in payment of distributions declared	13,155,189	724,067
Cost of shares redeemed	(1,739,345,864)	(1,118,660,397)

Change in net assets resulting from share transactions	421,375,760	316,317,471

Change in net assets	421,375,760	316,317,471
Net Assets:
Beginning of period	979,727,266	663,409,795

End of period	$ 1,401,103,026	$ 979,727,266

(See Notes which are an integral part of the Financial Statements)

WACHOVIA MONEY MARKET FUND
Financial Highlights—Investment Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

	Year Ended November 30,
	2000	1999	1998	1997	1996

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	0.06	0.04	0.05	0.05	0.05
Less Distributions
Distributions from net investment income	(0.06)	(0.04)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return (1)	5.71%	4.44%	4.92%	4.95%	4.83%
Ratios to Average Net Assets
Expenses	0.78%	0.78%	0.78%	0.78%	0.77%
Net investment income	5.57%	4.38%	4.80%	4.85%	4.74%
Expense waiver/reimbursement (2)	0.22%	0.24%	0.26%	0.28%	0.32%
Supplemental Data
Net assets, end of period (000 omitted)	$786,969	$613,978	$482,128	$320,480	$230,263

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Results represent past performance and do not guarantee future results.

(2)	This contractual expense decrease is reflected in both the expense and the net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA TAX -FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2000

Principal Amount		Value

Short-Term Municipals—97.6%
	Alabama—10.9%
$ 1,000,000	Birmingham, AL, (Series A), Weekly VRDNs (First Alabama Bank, Memphis LOC)	$ 1,000,000
3,320,000	Birmingham, AL, GO (Series 1992A), Weekly VRDNs (Regions Bank, Alabama LOC)	3,320,000
20,000,000	DCH Health Care Authority Weekly VRDNs	20,000,000
7,700,000	Infirmary Health Systems, Inc., (Series A), Weekly VRDNs	7,700,000
7,125,000	Jefferson County, AL Weekly VRDNs	7,125,000
1,500,000	Marshall County, AL, 7.00% Bonds, 2/1/2001 (@102)	1,536,374
12,000,000	The Board of Trustees of the University of Alabama, University & College Improvements (Series B), Weekly VRDNs	12,000,000
355,000	Tuscaloosa County, AL, Port Authority, (Series 1989A), Weekly VRDNs (Capstone Hotel Ltd.)/(SouthTrust Bank of Alabama, Birmingham LOC)	355,000

	Total	53,036,374

	Arizona—2.3%
7,000,000	Arizona School District, Certificates of Participation (Series 2000), 4.875% TANs, 7/31/2001	7,024,339
4,000,000	Tucson, AZ Water Revenue, (Series D), 7.00% Bonds, 7/1/2001 (@102)	4,095,975

	Total	11,120,314

	Florida—8.1%
9,700,000	Alachua County, FL, Health Facilities Authority, Health Facilities Revenue Bonds (Series 1996B), Weekly VRDNs (Shands Teaching Hospital and Clinics, Inc.)/(MBIA INS)/(SunTrust Bank, Central Florida LIQ)	9,700,036
2,000,000	Dade County, FL, Public Improvement Refunding UT GO Bonds, 7.20% Bonds (FSA INS), 6/1/2001	2,027,919
2,760,000	Eustis Health Facilities Authority, FL, (Series 1985), Weekly VRDNs (Waterman Medical Center)/(Banque Paribas, Paris LOC)	2,760,000
240,000	Florida HFA, Revenue Bonds Weekly VRDNs	240,000
11,000,000	Palm Beach County, FL, Refunding Revenue Bonds Weekly VRDNs (AMBAC INS)	11,000,000
550,000	Polk County, FL, IDA, Refunding Revenue Bonds Monthly VRDNs (Florida Convalescent Centers, Inc.)/(Toronto Dominion Bank LOC)	550,000

WACHOVIA TAX -FREE MONEY MARKET FUND

Principal Amount		Value

Short-Term Municipals—continued
	Florida—continued
$ 1,000,000	Polk County, FL, IDA, Refunding Revenue Bonds Weekly VRDNs (IMC Fertilizer, Inc.)/(Rabobank Nederland, Utrecht LOC)	$ 1,000,000
4,400,000	Southeast Volusia Hospital District, FL, Revenue Bonds (Series 1995), Weekly VRDNs (Bert Fish Medical Center (FL))/ (SouthTrust Bank of Alabama, Birmingham LOC)	4,400,000
5,500,000	St. Lucie County, FL, PCR, 4.30% CP, Mandatory Tender 12/14/2000	5,500,000
2,300,000	St. Lucie County, FL, PCR Bond, 4.30% CP (Florida Power & Light Co.), Mandatory Tender 12/14/2000	2,300,000

	Total	39,477,955

	Georgia—3.5%
8,600,000	De Kalb Private Hospital Authority, GA, Revenue Anticipation Certificates (Series 1994B), Weekly VRDNs (Egleston Children’s Hospital at Emory University, Inc.)/(SunTrust Bank, Atlanta LOC)	8,600,000
4,450,000	De Kalb Private Hospital Authority, GA, Revenue Anticipation Certificates (Series 1995B), Weekly VRDNs (Egleston Children’s Hospital at Emory University, Inc.)/(SunTrust Bank, Atlanta LOC)	4,449,999
2,900,000	Lowndes County, GA, Residential Care Facilities for the Elderly Authority Weekly VRDNs (South Georgia Health Alliance Project)	2,900,000
770,000	Macon-Bibb County, GA, Urban Development Authority, Refunding Revenue Bonds (Series 1995), Weekly VRDNs (Macon Hotel Investors)/(Bank One, Michigan LOC)	770,000
485,000	Monroe County, GA, Development Authority IDRB, Refunding Revenue Bonds Weekly VRDNs (Forsyth Inns, Inc.)/(Michigan LOC)	485,000

	Total	17,204,999

	Idaho—0.7%
3,500,000	Idaho State, 5.375% Bonds, 6/29/2001	3,519,383

	Illinois—8.7%
11,700,000	Illinois Development Finance Authority Weekly VRDNs	11,700,000
100,000	Illinois Development Finance Authority, PCR, (Series 1994B),Weekly VRDNs (Commonwealth Edison Co.)/(ABN AMRO Bank N.V., Amsterdam LOC)	100,000
740,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (Aurora Central Catholic High School)	740,000
1,000,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (Lake Forest Academy)/(Northern Trust Corp. LOC)	1,000,000

WACHOVIA TAX -FREE MONEY MARKET FUND

Principal Amount		Value

Short-Term Municipals—continued
	Illinois—continued
$ 1,155,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (Little City Foundation)	$ 1,155,000
3,800,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (St. Ignatius College)	3,800,000
1,420,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (St. Paul’s House)/(LaSalle National Bank, Chicago LOC)	1,420,000
5,000,000	Illinois Health Facilities Authority, Refunding Revenue Bond, (Series B), Daily VRDNs	5,000,000
7,600,000	Illinois Health Facilities Authority, Refunding Revenue Bonds Daily VRDNs	7,600,000
8,600,000	Jackson-Union Counties, IL, Regional Port District Facilities Weekly VRDNs (Enron Transportation Services)	8,600,000
1,000,000	Orland Hills, IL, Multi-family Mortgage Revenue Bonds, Weekly VRDNs (LaSalle National Corp. LOC)	1,000,000

	Total	42,115,000

	Indiana—0.6%
3,070,000	Delaware County, IN Hospital Authority, Ball Memorial Hospital, 6.625% Bonds, 8/1/2001 (@102)	3,151,441

	Kentucky—4.1%
20,000,000	Kentucky Association of Counties Advance Revenue, 4.50% TRANs, 6/29/2001	20,055,031

	Louisiana—3.1%
1,700,000	Calcasieu Parish, LA, IDB, PCR Weekly VRDNs (Citgo Petroleum Corp.)	1,700,000
2,800,000	Lake Charles, LA Harbor & Terminal District, Revenue Bonds Weekly VRDNs (Citgo Petroleum Corp.)	2,800,000
3,020,000	Louisiana PFA, (Series E), 5.00% Bonds, 10/17/2001	3,031,388
1,255,000	Louisiana PFA, (Series F), 5.00% Bonds, 10/17/2001	1,259,732
6,270,000	Louisiana PFA, Advance Fund Notes (Series B), 5.00% TRANs, 9/5/2001	6,292,728

	Total	15,083,848

	Maryland—2.6%
12,740,000	Maryland Health & Higher Educational Facilities Authority, (Series 1998A), Weekly VRDNs (Charlestown Community)/(First Union National Bank, Charlotte, NC LOC)	12,740,000

WACHOVIA TAX -FREE MONEY MARKET FUND

Principal Amount		Value

Short-Term Municipals—continued
	Massachusetts—0.3%
$ 1,000,000	Commonwealth of Massachusetts, (Series B), Weekly VRDNs (Toronto Dominion Bank LOC)	$ 1,000,000
100,000	Massachusetts HEFA, (Series P-1), Weekly VRDNs (Partners Healthcare Systems)/(FSA INS)	100,000
500,000	Massachusetts Municipal Wholesale Electric Co., Power Supply System Revenue Bonds (Series 1994C), Weekly VRDNs (Canadian Imperial Bank of Commerce LOC)	500,000

	Total	1,600,000

	Michigan—0.9%
4,400,000	Green Lake Township, MI, Refunding Revenue Bonds Weekly VRDNs (LaSalle National Corp. LOC)	4,400,000

	Minnesota—2.6%
2,250,000	Minnesota State, GO UT, 4.875% Bonds, 8/1/2001	2,258,288
5,500,000	Minnesota Tax and Aid Anticipation Borrowing Program, (Series A), 5.00% Bonds, 8/9/2001	5,536,905
5,015,000	Minnesota Tax and Aid Anticipation Borrowing Program, Notes, 5.00% Bonds, 8/17/2001	5,038,878

	Total	12,834,071

	Mississippi—0.5%
2,340,000	Jackson County, MS, Weekly VRDNs (Chevron Corp. GTD)	2,340,000

	Missouri—5.1%
1,800,000	Kansas City, MO, IDA, IDRB, Weekly VRDNs (Mid-American Health Services)	1,800,000
8,200,000	Missouri State HEFA, Revenue Bonds (Series C), Daily VRDNs (Washington University)/(Morgan Guaranty Trust Co., New York SA)	8,200,000
14,600,000	Missouri State HEFA, Revenue Bonds (Series D), Daily VRDNs (Washington University)	14,600,000

	Total	24,600,000

	New York—5.4%
10,150,000	Long Island Power Authority, (Series 6), Daily VRDNs (ABN AMRO Bank N.V., Amsterdam and Morgan Guaranty Trust Co., New York LOCs)	10,150,000
1,000,000	Long Island Power Authority, NY, Revenue Bonds Weekly VRDNs (Credit Suisse First Boston LOC and MBIA INS)	1,000,000

WACHOVIA TAX -FREE MONEY MARKET FUND

Principal Amount		Value

Short-Term Municipals—continued
	New York—continued
$ 3,000,000	New York City Municipal Water Finance Authority, (Series A), 6.25% Bonds, 6/15/2001 (@100)	$ 3,030,825
100,000	New York City, NY, (Series 1994 E-2), Daily VRDNs (Morgan Guaranty Trust Co., New York LOC)	100,000
100,000	New York City, NY, (Subseries B-4), Daily VRDNs (MBIA INS)/ (National Westminster Bank, PLC, London LIQ)	100,000
100,000	New York City, NY, GO UT Refunding Bonds (Subseries E3), Daily VRDNs	100,000
11,770,000	New York State Energy Research & Development Authority, PCR Bonds (Series 1994 C), Daily VRDNs (New York State Electric and Gas Corp.)/(Morgan Guaranty Trust Co., New York LOC)	11,770,000

	Total	26,250,825

	North Carolina—2.5%
1,500,000	Alamance County, NC Industrial Facilities & Pollution Control Financing Authority, Revenue Bonds Weekly VRDNs (SCI Systems, Inc.)	1,500,000
8,200,000	Mecklenburg County, NC, (Series E), Weekly VRDNs (Bank of America, N.A. LOC)	8,200,000
1,900,000	North Carolina Educational Facilities Finance Agency Weekly VRDNs (Gardner Webb University)/(First Union National Bank, Charlotte, NC LOC)	1,900,000
200,000	North Carolina Medical Care Commission, Revenue Bond Weekly VRDNs (Catholic Health East)	200,000
115,000	North Carolina Medical Care Commission, Revenue Bonds (Series A), Weekly VRDNs (Pooled Financing Program)	115,000

	Total	11,915,000

	Ohio—2.7%
930,000	Centerville, OH, Health Care Revenue Bonds Weekly VRDNs (Bethany Lutheran Village)	930,000
2,000,000	Hamilton County, OH Sewer System, 6.70% Bonds, 6/1/2001 (@102)	2,062,082
10,000,000	Lorain County, OH, Health Facilities Revenue Bonds Weekly VRDNs (Catholic Healthcare Partners)/(Fifth Third Bank, Cincinnati LOC)	10,000,000

	Total	12,992,082

WACHOVIA TAX -FREE MONEY MARKET FUND

Principal Amount		Value

Short-Term Municipals—continued
	Oregon—1.0%
$ 5,000,000	Oregon State, Veteran’s Welfare Bonds (Series 73F), Weekly VRDNs (Morgan Guaranty Trust Co., New York LOC)	$ 5,000,000

	Pennsylvania—3.2%
4,600,000	Allegheny County, PA, IDA, Revenue Bonds (Series A), Weekly VRDNs (United Jewish Federation of Greater Pittsburgh VRDB)/(PNC Bank, NA LOC)	4,600,000
11,000,000	Allegheny County, PA Port Authority, 5.00% TRANs, 6/29/2001	11,037,498

	Total	15,637,498

	Rhode Island—1.2%
5,500,000	Convention Center Authority, (Series A), 6.70% Bonds (MBIA INS), 5/15/2001 (@102)	5,618,324

	South Carolina—2.0%
5,500,000	Brookland Cayce, SC, (GO UT), 4.75% Bonds, 10/11/2001	5,518,122
4,150,000	Pickens & Richland Countys, SC, Hospital Facilities Refunding Revenue Bonds (Series A), 7.00% Bonds (South Carolina Baptist Hospital)/(AMBAC INS)/(United States Treasury PRF), 8/1/2001 (@102)	4,267,989

	Total	9,786,111

	Tennessee—7.4%
15,360,000	Clarksville, TN, Public Building Authority, Adjustable Rate Pooled Financing Revenue Bonds (Series 1997), Weekly VRDNs (Tennessee Municipal Bond Fund)/(Bank of America, NA, Charlotte LOC)	15,360,000
1,100,000	Clarksville, TN, Public Building Authority, Public Improvement Revenue Bonds Weekly VRDNs	1,100,000
7,600,000	Metropolitan Nashville, TN Airport Authority, (Series 1993), Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)/(Societe Generale, Paris LOC)	7,600,000
1,900,000	Montgomery Co, TN, Public Building Authority Weekly VRDNs	1,900,000
10,000,000	Shelby County, TN Health Education & Housing Facilities Board, (Series 2000), 4.40% CP (Baptist Memorial Hospital)/(Bank of America, NA LOC), Mandatory Tender 1/18/2001	10,000,000

	Total	35,960,000

WACHOVIA TAX -FREE MONEY MARKET FUND

Principal Amount		Value

Short-Term Municipals—continued
	Texas—3.8%
$ 4,000,000	Austin, TX, Independent School District, GO UT, 6.125% Bonds (PSFG INS), 8/1/2001 (@100)	$ 4,046,357
10,600,000	Lower Neches Valley, TX, Refunding Revenue Bonds, 3.95% TOBs (Chevron U.S.A., Inc.), Optional Tender 2/16/2001	10,600,000
3,700,000	Richardson, TX Independent School District, (Series A), Weekly VRDNs (PSFG INS)/(Union Bank of Switzerland, Zurich SA)	3,700,000

	Total	18,346,357

	Virginia—0.1%
300,000	Roanoke, VA, IDA, Hospital Revenue Bonds (Series 1997B), Daily VRDNs (Carilion Health System Obligated Group)	300,000

	Washington—1.4%
2,500,000	Port of Seattle, WA, (Series A), 4.75% Bonds, 6/1/2001	2,508,428
4,100,000	Washington Health Care Facilities Authority, Variable Rate Demand Revenue Bonds (Series 1997B), Daily VRDNs (Virginia Mason Medical Center)/(MBIA INS)/(Credit Suisse First Boston LIQ)	4,099,998

	Total	6,608,426

	Wisconsin—12.9%
17,000,000	State of Wisconsin Transportation, 4.25% CP, Mandatory Tender 12/6/2000	17,000,000
18,300,000	Wisconsin Health and Educational Facilities Authority, (Series A), Revenue Bonds Weekly VRDNs (Felician Health Care, Inc.)/(AMBAC INS)	18,300,000
11,500,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds (Series 1994), Weekly VRDNs (Felician Health Care, Inc.)/(LaSalle Bank, NA LOC)	11,500,000
7,220,000	Wisconsin State Health Facilities Authority, Revenue Bonds (Series A-2), Weekly VRDNs (Franciscan Health Care)	7,220,000
8,495,000	Wisconsin State Health Facilities Authority, Revenue Bonds Weekly VRDNs (Franciscan Health Care)/(Toronto Dominion Bank LOC)	8,495,000

	Total	62,515,000

	Total Short-Term Municipals	474,208,039

WACHOVIA TAX -FREE MONEY MARKET FUND

Shares		Value

Open-End Investment Companies—2.0%
$ 4,030,045	AIM Global Management Short Term Investments Money Market Fund	$ 4,030,045
813,256	Dreyfus Tax Exempt Money Market Fund	813,256
2,182,496	Federated Tax-Free Obligations Fund	2,182,496
2,631,519	Fidelity Tax Exempt Money Market Fund	2,631,519

	Total Open-End Investment Companies	9,657,316

	Total Investments, at amortized cost and value (1)	$483,865,355

(1)	Also represents cost for federal tax purposes.

Note:	The categories of investments are shown as a percentage of net assets ($485,750,153) at November 30, 2000.

The following acronyms are used throughout this portfolio:

AMBAC—American Municipal Bond Assurance Corporation
CP—Commercial Paper
FGIC—Financial Guaranty Insurance Company
FSA—Financial Security Assurance
GO—General Obligation
GTD—Guaranteed
HEFA—Health and Education Facilities Authority
HFA—Housing Finance Authority
IDA—Industrial Development Authority
IDB—Industrial Development Bond
IDRB—Industrial Development Revenue Bond
INS—Insured
LIQ—Liquidity Agreement

LOC(s)—Letter(s) of Credit
MBIA—Municipal Bond Investors Assurance
PCR—Pollution Control Revenue
PFA—Public Facility Authority
PRF—Prerefunded
PSFG—Permanent School Fund Guarantee
SA—Support Agreement
TANs—Tax Anticipation Notes
TOBs—Tender Option Bonds
TRANs—Tax and Revenue Anticipation Notes
UT—Unlimited Tax
VRDB—Variable Rate Demand Bond
VRDNs—Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

WACHOVIA TAX -FREE MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2000

Assets:
Total investments in securities, at amortized cost and value		$483,865,355
Cash		154,920
Income receivable		3,404,924

Total assets		487,425,199
Liabilities:
Income distribution payable	$1,467,573
Payable to adviser	49,237
Other accrued expenses	158,236

Total liabilities		1,675,046

Net Assets for 485,750,153 shares outstanding		$485,750,153

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$293,860,367 ÷ 293,860,367 shares outstanding		$1.00

Investment Shares:
$191,889,786 ÷ 191,889,786 shares outstanding		$1.00

(See Notes which are an integral part of the Financial Statements)

WACHOVIA TAX -FREE MONEY MARKEKT FUND
STATEMENT OF OPERATIONS

Year Ended NOVEMBER 30, 2000

Investment Income:
Interest		$17,373,587
Expenses:
Investment adviser fee	$ 2,143,689
Administrative personnel and services fee	306,789
Custodian fees	76,802
Transfer and dividend disbursing agent fees and expenses	98
Directors’/Trustees’ fees	10,541
Auditing fees	15,215
Legal fees	10,294
Portfolio accounting fees	1,023
Distribution services fee—Investment Shares	690,292
Share registration costs	49,783
Printing and postage	42,649
Insurance premiums	2,045
Miscellaneous	550

Total expenses	3,349,770
Waiver of investment adviser fee	(1,630,507)

Net expenses		1,719,263

Net investment income		$15,654,324

(See Notes which are an integral part of the Financial Statements)

WACHOVIA TAX -FREE MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2000	1999

Increase (Decrease) in Net Assets:
Operations—
Net investment income	$ 15,654,324	$ 11,808,020

Distributions to Shareholders—
Distributions from net investment income
Institutional Shares	(9,739,551)	(7,932,704)
Investment Shares	(5,914,773)	(3,875,316)

Change in net assets resulting from distributions to shareholders	(15,654,324)	(11,808,020)

Share Transactions—
Proceeds from sale of shares	703,231,616	671,733,491
Net asset value of shares issued to shareholders in payment of distributions declared	993,423	—
Cost of shares redeemed	(588,377,810)	(710,364,176)

Change in net assets resulting from share transactions	115,847,229	(38,630,685)

Change in net assets	115,847,229	(38,630,685)
Net Assets:
Beginning of period	369,902,924	408,533,609

End of period	$485,750,153	$369,902,924

(See Notes which are an integral part of the Financial Statements)

WACHOVIA TAX -FREE MONEY MARKET FUND
Financial Highlights—Investment Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

	Year Ended November 30,
	2000	1999	1998	1997	1996

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	0.03	0.03	0.03	0.03	0.03
Less Distributions
Distributions from net investment income	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return (1)	3.47%	2.58%	2.88%	2.99%	2.83%
Ratios to Average Net Assets
Expenses	0.64%	0.64%	0.64%	0.64%	0.69%
Net investment income	3.42%	2.56%	2.83%	2.93%	2.84%
Expense waiver/reimbursement (2)	0.38%	0.39%	0.41%	0.45%	0.43%
Supplemental Data
Net assets, end of period (000 omitted)	$191,890	$144,436	$133,211	$85,852	$74,922

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2)	This contractual expense decrease is reflected in both the expense and the net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA U.S. TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2000

Principal Amount or Shares		Value

U.S. Government Obligations—26.2%
	U.S. Treasury Bills—10.9%
$ 75,000,000	6.320%—6.350%, 12/21/2000	$ 74,735,583

	U.S. Treasury Notes—15.3%
105,000,000	5.000%—6.500%, 1/31/2001—6/30/2001	104,818,778

	Total U.S. Government Obligations	179,554,361

(1) Repurchase Agreements—66.7%
32,000,000	Credit Suisse First Boston, Inc., 6.520%, dated 11/30/2000, due 12/1/2000	32,000,000
32,000,000	Deutsche Bank Financial, Inc., 6.490%, dated 11/30/2000, due 12/1/2000	32,000,000
165,000,000	Goldman Sachs Group, LP, 6.480%, dated 11/30/2000, due 12/1/2000	165,000,000
32,000,000	J.P Morgan Tri Party Repo, 6.460%, dated 11/30/2000, due 12/1/2000	32,000,000
32,000,000	Merrill Lynch, Pierce, Fenner and Smith, 6.480%, dated 11/30/2000, due 12/1/2000	32,000,000
165,000,000	Morgan Stanley Group, Inc., 6.450%, dated 11/30/2000, due 12/1/2000	165,000,000

	Total Repurchase Agreements	458,000,000

Open-End Investment Companies—7.4%
25,887,288	Federated Treasury Obligations Fund	25,887,288
24,790,117	Financial Square Prime Holdings Fund	24,790,117

	Total Open-End Investment Companies	50,677,405

	Total Investments, at amortized cost and value (2)	$688,231,766

(1)	The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(2)	Also represents cost for federal tax purposes.

Note:	The categories of investments are shown as a percentage of net assets ($686,087,463) at November 30, 2000.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA U.S. TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2000

Assets:
Investments in repurchase agreements	$458,000,000
Investments in securities	230,231,766

Total investments in securities, at amortized cost and value		$688,231,766
Cash		150,200
Income receivable		1,066,571

Total assets		689,448,537
Liabilities:
Income distribution payable	3,146,937
Payable to adviser	68,022
Other accrued expenses	146,115

Total liabilities		3,361,074

Net Assets for 686,087,463 shares outstanding		$686,087,463

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$495,564,705 ÷ 495,564,705 shares outstanding		$1.00

Investment Shares:
$190,522,758 ÷ 190,522,758 shares outstanding		$1.00

(See Notes which are an integral part of the Financial Statements)

WACHOVIA U.S. TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS

YEAR ENDED NOVEMBER 30, 2000

Investment Income:
Interest		$39,073,518
Expenses:
Investment adviser fee	$ 3,259,375
Administrative personnel and services fee	467,101
Custodian fees	102,688
Transfer and dividend disbursing agent fees and expenses	5,492
Directors’/Trustees’ fees	15,892
Auditing fees	15,797
Legal fees	11,444
Portfolio accounting fees	2,153
Distribution services fee—Investment Shares	839,486
Share registration costs	23,058
Printing and postage	49,723
Insurance premiums	3,079
Miscellaneous	4,271

Total expenses	4,799,559
Waiver of investment adviser fee	(2,395,575)

Net expenses		2,403,984

Net investment income		$36,669,534

(See Notes which are an integral part of the Financial Statements)

WACHOVIA U.S. TREASURY MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2000	1999

Increase (Decrease) in Net Assets:
Operations—
Net investment income	$ 36,669,534	$ 31,060,025

Distributions to Shareholders—
Distributions from net investment income
Institutional Shares	(25,355,348)	(22,602,956)
Investment Shares	(11,314,186)	(8,457,069)

Change in net assets resulting from distributions to shareholders	(36,669,534)	(31,060,025)

Share Transactions—
Proceeds from sale of shares	1,468,590,551	1,484,059,570
Net asset value of shares issued to shareholders in payment of distributions declared	2,954,316	39,796
Cost of shares redeemed	(1,442,236,831)	(1,492,629,325)

Change in net assets resulting from share transactions	29,308,036	(8,529,959)

Change in net assets	29,308,036	(8,529,959)
Net Assets:
Beginning of period	656,779,427	665,309,386

End of period	$ 686,087,463	$ 656,779,427

(See Notes which are an integral part of the Financial Statements)

WACHOVIA U.S. TREASURY MONEY MARKET FUND
Financial Highlights—Investment Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

	Year Ended November 30,
	2000	1999	1998	1997	1996

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	0.05	0.04	0.05	0.05	0.04
Less Distributions
Distributions from net investment income	(0.05)	(0.04)	(0.05)	(0.05)	(0.04)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return (1)	5.51%	4.35%	4.83%	4.89%	4.77%
Ratios to Average Net Assets
Expenses	0.64%	0.64%	0.63%	0.64%	0.70%
Net investment income	5.38%	4.28%	4.74%	4.80%	4.68%
Expense waiver/reimbursement (2)	0.37%	0.38%	0.40%	0.41%	0.39%
Supplemental Data
Net assets, end of period (000 omitted)	$190,523	$208,021	$198,771	$117,495	$104,336

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2)	This contractual expense decrease is reflected in both the expense and the net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA MONEY MARKET FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2000

1. ORGANIZATION

The Wachovia Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of sixteen portfolios. The following portfolios are included herein (individually referred to as the “Fund”, or collectively as the “Funds”):

Portfolio	Investment Objective

Wachovia Money Market Fund (“Money Market Fund”)	To provide current income consistent with stability of principal and liquidity.

Wachovia Tax-Free Money Market Fund (“Tax-Free Fund”)	To provide current income exempt from federal regular income tax consistent with stability of principal and liquidity.

Wachovia U.S. Treasury Money Market Fund (“U.S. Treasury Fund”)	To provide current income consistent with stability of principal and liquidity.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

The Funds offer two classes of shares: Institutional Shares and Investment Shares. Investment Shares are identical in all respects to Institutional Shares except that Investment Shares are sold pursuant to a distribution plan (the “Plan”) adopted in accordance with Rule 12b-1 under the Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION —The Funds use of the amortized cost method to value their portfolio securities is in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

REPURCHASE AGREEMENTS —It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the “Trustees”). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

WACHOVIA MONEY MARKET FUNDS

INVESTMENT INCOME , EXPENSES AND DISTRIBUTIONS —Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Distributions to shareholders are recorded on the ex-dividend date. The Trust offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

The Funds will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Funds will begin amortizing premiums and discounts on debt securities effective January 1, 2001. Prior to this date, the Funds did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Funds.

FEDERAL TAXES —It is the Funds’ policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

WHEN -ISSUED AND DELAYED DELIVERY TRANSACTIONS —The Funds may engage in when- issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

USE OF ESTIMATES —The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER —Investment transactions are accounted for on a trade date basis.

WACHOVIA MONEY MARKET FUNDS

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Money Market Fund		Tax-Free Fund		U.S. Treasury Fund
	Year Ended November 30,		Year Ended November 30,		Year Ended November 30,
	2000	1999	2000	1999	2000	1999

Institutional Shares

Shares sold	1,035,013,237	699,311,820	344,564,020	307,834,572	1,075,430,476	1,142,479,883
Shares redeemed	(786,629,335)	(514,844,082)	(276,170,083)	(357,690,587)	(1,028,624,212)	(1,160,259,358)

Net change resulting from Institutional Shares transactions	248,383,902	184,467,738	68,393,937	(49,856,015)	46,806,264	(17,779,475)

Investment Shares

Shares sold	1,112,553,198	734,941,981	358,667,596	363,898,919	393,160,075	341,579,687
Shares issued to shareholders in payment of distributions declared	13,155,189	724,067	993,423	—	2,954,316	39,796
Shares redeemed	(952,716,529)	(603,816,315)	(312,207,727)	(352,673,589)	(413,612,619)	(332,369,967)

Net change resulting from Investment Shares transactions	172,991,858	131,849,733	47,453,292	11,225,330	(17,498,228)	9,249,516

Net change resulting from share transactions	421,375,760	316,317,471	115,847,229	(38,630,685)	29,308,036	(8,529,959)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE —Wachovia Asset Management, a subsidiary of Wachovia Bank N.A. and the Funds’ investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.50% of each Fund’s average daily net assets. As a result of contractual obligations, the Adviser may be required to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at its sole discretion at any time after January 31, 2002.

ADMINISTRATIVE FEE —Federated Services Company (“FServ”) provides the Funds with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust (excluding Wachovia Prime Cash Fund) and The Wachovia Municipal Funds for the period. FServ may voluntarily waive a portion of its fee.

DISTRIBUTION SERVICES FEE —Under the terms of the Plan, each Fund will compensate Federated Securities Corp. (“FSC”), the principal distributor, from its net assets to finance activities intended to result in the sale of each Fund’s Investment Shares. The Plan provides that each Fund may incur distribution expenses up to 0.40% of the average daily net assets of its Investment Shares, annually, to compensate FSC.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES —FServ, through its subsidiary, Federated Shareholder Services Company (“FSSC”) serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily waive any portion of its fee.

PORTFOLIO ACCOUNTING FEES —FServ, through its subsidiary, FSSC, maintains the Funds’ accounting records for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

WACHOVIA MONEY MARKET FUNDS

CUSTODIAN FEES —Wachovia Bank, N.A. is the Funds’ custodian for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

GENERAL —Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees and Shareholders of
THE WACHOVIA FUNDS:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Wachovia Money Market Fund, Wachovia Tax-Free Money Market Fund, and Wachovia U.S. Treasury Money Market Fund (three of the portfolios constituting The Wachovia Funds) as of November 30, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wachovia Money Market Fund, Wachovia Tax-Free Money Market Fund, and Wachovia U.S. Treasury Money Market Fund of The Wachovia Funds at November 30, 2000, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Boston, Massachusetts
January 18, 2001

TRUSTEES James A. Hanley Samuel E. Hudgins D. Dean Kaylor Alvin J. Schexnider Charles S. Way, Jr.	Officers John W. McGonigle President and Treasurer R. Edward Bowling Vice President James E. Ostrowski Vice President and Assistant Treasurer Gail C. Jones Secretary
Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund’s prospectuses which contain facts concerning its investment objective and policies, management fees, expenses and other information.

Federated Securities Corp., Distributor
Investment Company Act File No. 811-6504
831-21 (1/01)
Cusip 929901205
Cusip 929901403
Cusip 929901825

G01512-16 (1/01)
WACHOVIA PRIME CASH
MANAGEMENT FUND

WACHOVIA TAX-FREE
MONEY MARKET FUND

WACHOVIA U.S. TREASURY
MONEY MARKET FUND

INSTITUTIONAL SHARES
Annual Report
November 30, 2000

PRESIDENT’S MESSAGE

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of The Wachovia Money Market Funds—Institutional Shares, for the 12-month fiscal year period from December 1, 1999 through November 30, 2000. This report includes a list of each fund’s holdings and complete financial information.

Each Wachovia Money Market Fund continued to provide investors with daily income on their accessible cash, while maintaining a stable $1.00 share value.* The fund-by-fund highlights are as follows:

WACHOVIA PRIME CASH MANAGEMENT FUND
The fund’s portfolio of high quality money market securities provided shareholders with dividends totaling $0.06 per share for a total return of 6.35%,** while maintaining a stable share value of $1.00. The fund’s net assets totaled $1.8 billion at the end of the reporting period.

WACHOVIA TAX -FREE MONEY MARKET FUND
The fund’s portfolio of tax-free money market securities period were diversified among municipalities across the U.S.*** The fund provided shareholders with federally tax-free dividends totaling $0.04 per share for a total return of 3.89%,** while maintaining a stable share value of $1.00. The fund’s net assets totaled $485.8 million at the end of the reporting period.

WACHOVIA U. S. TREASURY MONEY MARKET FUND
The fund’s portfolio of U.S. Treasury money market securities paid dividends of $0.06 per share for a total return of 5.94%,** while maintaining a stable share value of $1.00. The fund’s net assets totaled $686.1 million.

Thank you for choosing a Wachovia Money Market Fund to keep your cash working for you—every day. As we begin 2001, we renew our commitment to keep you up-to-date on your investment, and provide your account with the highest level of service.

Sincerely,
/s/ John W. McGonigle
John W. McGonigle
President
January 15, 2001

*
An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

**	Past performance is no guarantee of future results. Yield will vary. Yields quoted for money market funds most closely reflect the funds’ current earnings.

***	Income may be subject to the federal alternative minimum tax and state and local taxes.

WACHOVIA PRIME CASH MANAGEMENT FUND
PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2000

Principal Amount		Value

(1) Bank Notes—2.9%
$15,000,000	Bank of America, N.A., 6.700%, 3/1/2001	$ 15,000,000
15,000,000	Bank of New York Co., Inc., 7.205%, 5/15/2001	15,000,320
20,000,000	SouthTrust Bank of Alabama, Birmingham, 6.700%, 3/6/2001	20,001,532

	Total Bank Notes	50,001,852

(1) Certificates Of Deposit—18.7%
25,000,000	Bank of America, N.A., 6.540%, 12/27/2000	25,000,000
25,000,000	Bank One, N.A., 6.680%, 2/15/2001	25,000,000
50,000,000	Bayerische Landesbank-NY, 6.920%-6.600%, 12/15/1000-12/28/2000	50,000,608
45,000,000	CIBC Bank, NY, 6.610%-7.060%, 12/27/2000-1/23/2001	45,000,644
10,000,000	Citibank N.A., New York, 7.410%, 5/30/2001	10,002,791
25,000,000	Citibank, Toronto, 6.610%, 2/22/2001	25,000,564
25,000,000	Deutsche Bank AG, 6.695%, 2/5/2001	24,977,685
5,000,000	Dresdner Bank AG-London, 7.200%, 5/4/2001	5,001,043
20,000,000	Natwest Bancorp, 6.640%, 1/11/2001	20,000,225
25,000,000	Northern Trust Corp., 6.510%, 12/14/2000	25,000,000
28,000,000	SouthTrust Bank of Alabama, Birmingham, 6.690%, 3/14/2001	28,002,198
25,000,000	Toronto Dominion Bank, 6.570%, 12/28/2000	25,000,184
20,000,000	UBS AG, 6.975%, 7/18/2001	20,026,823

	Total Certificates Of Deposit	328,012,765

(1) Commercial Paper—60.1%
	Basic Materials—4.3%
75,000,000	Rio Tinto America, Inc., 6.490%-6.570%, 12/19/2000-1/31/2001	74,408,453

	Communication Services—1.1%
20,000,000	AT&T Corp., 6.490%, 2/27/2001	19,682,711

	Finance—42.6%
40,000,000	Abbey National NA Corp., (Guaranteed by Abbey National Bank PLC, London), 6.510%, 1/24/2001	39,609,400
59,650,000	American General Finance Corp., 6.460%-6.520%, 12/13/2000-1/17/2001	59,396,927
65,000,000	Associates First Capital Corp., 6.505%-6.520%, 1/18/2001-3/1/2001	64,227,021

WACHOVIA PRIME CASH MANAGEMENT FUND

Principal Amount		Value

(1) Commercial Paper—continued
	Finance—continued
$70,000,000	CIT Group, Inc., 6.450%-6.520%, 12/6/2000-4/11/2001	$ 69,295,347
25,000,000	Credit Suisse First Boston, Inc., 6.450%, 4/15/2001	24,440,104
25,000,000	Deutsche Bank Financial, Inc., (Guaranteed by Deutsche Bank AG), 6.460%, 12/19/2000	24,919,250
25,000,000	Dresdner US Finance Inc., (Dresdner Bank AG, Frankfurt Support Agreement), 6.460%, 12/20/2000	24,914,764
20,000,000	Edison Asset Securitization LLC, 6.530%, 2/28/2001	19,749,683
24,139,000	Forrestal Funding, 6.490%, 3/15/2001	23,686,421
50,000,000	General Motors Acceptance Corp., 6.440%-6.570%, 1/25/2001-2/21/2001	49,382,340
50,000,000	Household Finance Corp., 6.550%-6.600%, 1/9/2001	49,643,854
45,000,000	J.P. Morgan & Co., Inc., 6.490%, 12/7/2000-12/14/2000	44,926,086
50,000,000	Morgan Stanley, Dean Witter & Co., 6.570%-6.580%, 1/23/2001- 1/30/2001	49,484,021
25,000,000	National Rural Utilities Cooperative Finance Corp., 6.440%, 4/12/2001	24,409,667
45,000,000	Prudential Funding Corp., 6.450%-6.550%, 12/21/2000-1/10/2001	44,746,389
20,000,000	Toyota Motor Credit Corp., 6.470%, 12/1/2000	20,000,000
20,000,000	Tulip Funding Corp., 6.500%, 12/5/2000	19,985,556
45,000,000	Variable Funding Capital Corp., 6.500%-6.570%, 12/6/2000-1/18/2001	44,802,231
25,000,000	Verizon Global Funding, 6.510%, 2/5/2001	24,701,625
25,000,000	Wells Fargo & Co., 6.520%, 2/7/2001	24,692,111

	Total	747,012,797

	Finance—Automotive—5.1%
50,000,000	DaimlerChrysler North America Holding Corp., 6.530%-6.605%, 1/3/2001-1/31/2001	49,572,017
40,000,000	Ford Motor Credit Co., 6.400%-6.808%, 4/4/01-4/17/01	39,519,401

	Total	89,091,418

	Finance—Commercial—2.8%
50,000,000	General Electric Capital Corp., 6.520%-6.530%, 1/24/2001-2/13/2001	49,425,578

	Technology—4.2%
75,000,000	Motorola, Inc., 6.390%-6.470%, 3/26/2001-5/21/2001	73,048,931

	Total Commercial Paper	1,052,669,888

WACHOVIA PRIME CASH MANAGEMENT FUND

Shares or Principal Amount		Value

Corporate Bonds—0.2%
	Banking—0.2%
$ 4,000,000	PNC Bank, N.A., 5.930%, 4/20/2001	$ 3,983,314

(2) Notes-Variable—8.1%
	Bank—1.4%
25,000,000	PNC Bank, N.A., 6.520%, 12/26/2000	24,996,500

	Finance—5.7%
25,000,000	Bank One, Illinois, N.A., 6.658%, 2/20/2001	24,998,019
25,000,000	First Union National Bank, 6.720%, 2/26/2001	25,000,000
25,000,000	J.P. Morgan & Co., Inc., Series A, 6.609%, 12/20/2000	25,000,000
25,000,000	SouthTrust Bank of Alabama, Birmingham, 6.529%, 12/20/2000	24,997,834

	Total	99,995,853

	Finance—Automotive—1.0%
18,000,000	Ford Motor Credit Co., 6.930%, 12/20/2000	18,016,758

	Total Notes-Variable	143,009,111

Open-End Investment Companies—5.6%
37,566,292	AIM Liquid Assets Portfolio	37,566,292
8,584,271	Dreyfus Cash Management	8,584,271
22,365,937	Federated Prime Obligations Fund	22,365,937
30,274,304	Financial Square Prime Holdings Fund	30,274,304

	Total Open-End Investment Companies	98,790,804

(3) Repurchase Agreements—4.4%
$ 10,500,000	Credit Suisse First Boston, Inc., 6.520%, dated 11/30/2000, due 12/1/2000	10,500,000
5,000,000	Deutsche Bank Financial, Inc., 6.540%, dated 11/30/2000, due 12/1/2000	5,000,000
23,000,000	Goldman Sachs Group, LP, 6.530%, dated 11/30/2000, due 12/1/2000	23,000,000
5,000,000	J.P. Morgan & Co., Inc., 6.510%, dated 11/30/2000, due 12/1/2000	5,000,000
10,500,000	Merrill Lynch, Pierce, Fenner and Smith, 6.480%, dated 11/30/2000, due 12/1/2000	10,500,000

WACHOVIA PRIME CASH MANAGEMENT FUND

Principal Amount		Value

(3) Repurchase Agreements—continued
$23,000,000	Morgan Stanley Group, Inc., 6.500%, dated 11/30/2000, due 12/1/2000	$ 23,000,000

	Total Repurchase Agreements	77,000,000

	Total Investments, at amortized cost and value (4)	$1,753,467,734

(1)	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(2)	Current rate and next reset date shown.

(3)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(4)	Also represents cost for federal tax purposes.

Note:	The categories of investments are shown as a percentage of net assets ($1,752,274,225) at November 30, 2000.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA PRIME CASH MANAGEMENT FUND
STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2000

Assets:
Total investments in securities, at amortized cost and value		$1,753,467,734
Cash		2,439
Income receivable		8,450,071

Total assets		1,761,920,244
Liabilities:
Income distribution payable	$9,350,819
Payable to adviser	156,139
Other accrued expenses	139,061

Total liabilities		9,646,019

Net Assets for 1,752,274,225 shares outstanding		$1,752,274,225

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,752,274,225 ÷ 1,752,274,225 shares outstanding		$1.00

(See Notes which are an integral part of the Financial Statements)

WACHOVIA PRIME CASH MANAGEMENT FUND
STATEMENT OF OPERATIONS

YEAR ENDED NOVEMBER 30, 2000

Investment Income:
Interest		$99,496,413
Expenses:
Investment adviser fee	$ 4,698,890
Administrative personnel and services fee	783,148
Custodian fees	194,130
Transfer and dividend disbursing agent fees and expenses	3,488
Directors’/Trustees’ fees	29,541
Auditing fees	15,883
Legal fees	6,579
Portfolio accounting fees	2,933
Share registration costs	28,279
Printing and postage	20,079
Insurance premiums	4,499
Miscellaneous	21,069

Total expenses	5,808,518
Waivers:
Waiver of investment adviser fee	(2,989,184)

Net expenses		2,819,334

Net investment income		$96,677,079

(See Notes which are an integral part of the Financial Statements)

WACHOVIA PRIME CASH MANAGEMENT FUND
STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2000	1999

Increase (Decrease) in Net Assets:
Operations—
Net investment income	$ 96,677,079	$ 91,510,424

Distributions to Shareholders—
Distributions from net investment income	(96,677,079)	(91,510,424)

Share Transactions—
Proceeds from sale of shares	4,145,126,464	3,368,940,656
Cost of shares redeemed	(4,102,857,555)	(3,488,146,575)

Change in net assets resulting from share transactions	42,268,909	(119,205,919)

Change in net assets	42,268,909	(119,205,919)

Net Assets:
Beginning of period	1,710,005,316	1,829,211,235

End of period	$ 1,752,274,225	$ 1,710,005,316

(See Notes which are an integral part of the Financial Statements)

WACHOVIA PRIME CASH MANAGEMENT FUND
Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

	Year Ended November 30,
	2000	1999	1998	1997	1996

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	0.06	0.05	0.05	0.05	0.05
Less Distributions
Distributions from net investment income	(0.06)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return (1)	6.35%	5.05%	5.54%	5.55%	5.44%
Ratios to Average Net Assets
Expenses	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	6.17%	4.93%	5.40%	5.43%	5.34%
Expense waiver/reimbursement (2)	0.19%	0.19%	0.19%	0.25%	0.27%
Supplemental Data
Net assets, end of period (000 omitted)	$1,752,274	$1,710,005	$1,829,211	$1,450,195	$1,176,855

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2)	This contractual expense decrease is reflected in both the expense and the net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA TAX -FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2000

Principal Amount		Value

Short-Term Municipals—97.6%
	Alabama—10.9%
$ 1,000,000	Birmingham, AL, (Series A), Weekly VRDNs (First Alabama Bank, Memphis LOC)	$ 1,000,000
3,320,000	Birmingham, AL, GO (Series 1992A), Weekly VRDNs (Regions Bank, Alabama LOC)	3,320,000
20,000,000	DCH Health Care Authority Weekly VRDNs	20,000,000
7,700,000	Infirmary Health Systems, Inc., (Series A), Weekly VRDNs	7,700,000
7,125,000	Jefferson County, AL Weekly VRDNs	7,125,000
1,500,000	Marshall County, AL, 7.00% Bonds, 2/1/2001 (@102)	1,536,374
12,000,000	The Board of Trustees of the University of Alabama, University & College Improvements (Series B), Weekly VRDNs	12,000,000
355,000	Tuscaloosa County, AL, Port Authority, (Series 1989A), Weekly VRDNs (Capstone Hotel Ltd.)/(SouthTrust Bank of Alabama, Birmingham LOC)	355,000

	Total	53,036,374

	Arizona—2.3%
7,000,000	Arizona School District, Certificates of Participation (Series 2000), 4.875% TANs, 7/31/2001	7,024,339
4,000,000	Tucson, AZ Water Revenue, (Series D), 7.00% Bonds, 7/1/2001 (@102)	4,095,975

	Total	11,120,314

	Florida—8.1%
9,700,000	Alachua County, FL, Health Facilities Authority, Health Facilities Revenue Bonds (Series 1996B), Weekly VRDNs (Shands Teaching Hospital and Clinics, Inc.)/(MBIA INS)/(SunTrust Bank, Central Florida LIQ)	9,700,036
2,000,000	Dade County, FL, Public Improvement Refunding UT GO Bonds, 7.20% Bonds (FSA INS), 6/1/2001	2,027,919
2,760,000	Eustis Health Facilities Authority, FL, (Series 1985), Weekly VRDNs (Waterman Medical Center)/(Banque Paribas, Paris LOC)	2,760,000
240,000	Florida HFA, Revenue Bonds Weekly VRDNs	240,000
11,000,000	Palm Beach County, FL, Refunding Revenue Bonds Weekly VRDNs (AMBAC INS)	11,000,000
550,000	Polk County, FL, IDA, Refunding Revenue Bonds Monthly VRDNs (Florida Convalescent Centers, Inc.)/(Toronto Dominion Bank LOC)	550,000

WACHOVIA TAX -FREE MONEY MARKET FUND

Principal Amount		Value

Short-Term Municipals—continued
	Florida—continued
$ 1,000,000	Polk County, FL, IDA, Refunding Revenue Bonds Weekly VRDNs (IMC Fertilizer, Inc.)/(Rabobank Nederland, Utrecht LOC)	$ 1,000,000
4,400,000	Southeast Volusia Hospital District, FL, Revenue Bonds (Series 1995), Weekly VRDNs (Bert Fish Medical Center (FL))/ (SouthTrust Bank of Alabama, Birmingham LOC)	4,400,000
5,500,000	St. Lucie County, FL, PCR, 4.30% CP, Mandatory Tender 12/14/2000	5,500,000
2,300,000	St. Lucie County, FL, PCR, 4.30% CP (Florida Power & Light Co.), Mandatory Tender 12/14/2000	2,300,000

	Total	39,477,955

	Georgia—3.5%
8,600,000	De Kalb Private Hospital Authority, GA, Revenue Anticipation Certificates (Series 1994B), Weekly VRDNs (Egleston Children’s Hospital at Emory University, Inc.)/(SunTrust Bank, Atlanta LOC)	8,600,000
4,450,000	De Kalb Private Hospital Authority, GA, Revenue Anticipation Certificates (Series 1995B), Weekly VRDNs (Egleston Children’s Hospital at Emory University, Inc.)/(SunTrust Bank, Atlanta LOC)	4,449,999
2,900,000	Lowndes County, GA, Residential Care Facilities for the Elderly Authority Weekly VRDNs (South Georgia Health Alliance Project)	2,900,000
770,000	Macon-Bibb County, GA, Urban Development Authority, Refunding Revenue Bonds (Series 1995), Weekly VRDNs (Macon Hotel Investors)/(Bank One, Michigan LOC)	770,000
485,000	Monroe County, GA, Development Authority IDRB, Refunding Revenue Bonds Weekly VRDNs (Forsyth Inns, Inc.)/(Michigan LOC)	485,000

	Total	17,204,999

	Idaho—0.7%
3,500,000	Idaho State, 5.375% Bonds, 6/29/2001	3,519,383

	Illinois—8.7%
11,700,000	Illinois Development Finance Authority Weekly VRDNs	11,700,000
100,000	Illinois Development Finance Authority, PCR, (Series 1994B), Weekly VRDNs (Commonwealth Edison Co.)/(ABN AMRO Bank N.V., Amsterdam LOC)	100,000
740,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (Aurora Central Catholic High School)	740,000
1,000,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (Lake Forest Academy)/(Northern Trust Corp. LOC)	1,000,000

WACHOVIA TAX -FREE MONEY MARKET FUND

Principal Amount		Value

Short-Term Municipals—continued
	Illinois—continued
$ 1,155,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (Little City Foundation)	$ 1,155,000
3,800,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (St. Ignatius College)	3,800,000
1,420,000	Illinois Development Finance Authority, Revenue Bonds Weekly VRDNs (St. Paul’s House)/(LaSalle National Bank, Chicago LOC)	1,420,000
5,000,000	Illinois Health Facilities Authority, Refunding Revenue Bond, (Series B), Daily VRDNs	5,000,000
7,600,000	Illinois Health Facilities Authority, Refunding Revenue Bonds Daily VRDNs	7,600,000
8,600,000	Jackson-Union Counties, IL, Regional Port District Facilities Weekly VRDNs (Enron Transportation Services)	8,600,000
1,000,000	Orland Hills, IL, Multi-family Mortgage Revenue Bonds, Weekly VRDNs (LaSalle National Corp. LOC)	1,000,000

	Total	42,115,000

	Indiana—0.6%
3,070,000	Delaware County, IN Hospital Authority, Ball Memorial Hospital, 6.625% Bonds, 8/1/2001 (@102)	3,151,441

	Kentucky—4.1%
20,000,000	Kentucky Association of Counties Advance Revenue, 4.50% TRANs, 6/29/2001	20,055,031

	Louisiana—3.1%
1,700,000	Calcasieu Parish, LA, IDB, PCR Weekly VRDNs (Citgo Petroleum Corp.)	1,700,000
2,800,000	Lake Charles, LA Harbor & Terminal District, Revenue Bonds Weekly VRDNs (Citgo Petroleum Corp.)	2,800,000
3,020,000	Louisiana PFA, (Series E), 5.00% Bonds, 10/17/2001	3,031,388
1,255,000	Louisiana PFA, (Series F), 5.00% Bonds, 10/17/2001	1,259,732
6,270,000	Louisiana PFA, Advance Fund Notes (Series B), 5.00% TRANs, 9/5/2001	6,292,728

	Total	15,083,848

	Maryland—2.6%
12,740,000	Maryland Health & Higher Educational Facilities Authority, (Series 1998A), Weekly VRDNs (Charlestown Community)/(First Union National Bank, Charlotte, NC LOC)	12,740,000

WACHOVIA TAX -FREE MONEY MARKET FUND

Principal Amount		Value

Short-Term Municipals—continued
	Massachusetts—0.3%
$ 1,000,000	Commonwealth of Massachusetts, (Series B), Weekly VRDNs (Toronto Dominion Bank LOC)	$ 1,000,000
100,000	Massachusetts HEFA, (Series P-1), Weekly VRDNs (Partners Healthcare Systems)/(FSA INS)	100,000
500,000	Massachusetts Municipal Wholesale Electric Co., Power Supply System Revenue Bonds (Series 1994C), Weekly VRDNs (Canadian Imperial Bank of Commerce LOC)	500,000

	Total	1,600,000

	Michigan—0.9%
4,400,000	Green Lake Township, MI, Refunding Revenue Bonds Weekly VRDNs (LaSalle National Corp. LOC)	4,400,000

	Minnesota—2.6%
2,250,000	Minnesota State, GO UT, 4.875% Bonds, 8/1/2001	2,258,288
5,500,000	Minnesota Tax and Aid Anticipation Borrowing Program, (Series A), 5.00% Bonds, 8/9/2001	5,536,905
5,015,000	Minnesota Tax and Aid Anticipation Borrowing Program, Notes, 5.00% Bonds, 8/17/2001	5,038,878

	Total	12,834,071

	Mississippi—0.5%
2,340,000	Jackson County, MS, Weekly VRDNs (Chevron Corp. GTD)	2,340,000

	Missouri—5.1%
1,800,000	Kansas City, MO, IDA, IDRB, Weekly VRDNs (Mid-American Health Services)	1,800,000
8,200,000	Missouri State HEFA, Revenue Bonds (Series C), Daily VRDNs (Washington University)/(Morgan Guaranty Trust Co., New York SA)	8,200,000
14,600,000	Missouri State HEFA, Revenue Bonds (Series D), Daily VRDNs (Washington University)	14,600,000

	Total	24,600,000

	New York—5.4%
10,150,000	Long Island Power Authority, (Series 6), Daily VRDNs (ABN AMRO Bank N.V., Amsterdam and Morgan Guaranty Trust Co., New York LOCs)	10,150,000
1,000,000	Long Island Power Authority, NY, Revenue Bonds Weekly VRDNs (Credit Suisse First Boston LOC and MBIA INS)	1,000,000

WACHOVIA TAX -FREE MONEY MARKET FUND

Principal Amount		Value

Short-Term Municipals—continued
	New York—continued
$ 3,000,000	New York City Municipal Water Finance Authority, (Series A), 6.25% Bonds, 6/15/2001 (@100)	$ 3,030,825
100,000	New York City, NY, (Series 1994 E-2), Daily VRDNs (Morgan Guaranty Trust Co., New York LOC)	100,000
100,000	New York City, NY, (Subseries B-4), Daily VRDNs (MBIA INS)/ (National Westminster Bank, PLC, London LIQ)	100,000
100,000	New York City, NY, GO UT Refunding Bonds (Subseries E3), Daily VRDNs	100,000
11,770,000	New York State Energy Research & Development Authority, PCR Bonds (Series 1994 C), Daily VRDNs (New York State Electric and Gas Corp.)/(Morgan Guaranty Trust Co., New York LOC)	11,770,000

	Total	26,250,825

	North Carolina—2.5%
1,500,000	Alamance County, NC Industrial Facilities & Pollution Control Financing Authority, Revenue Bonds Weekly VRDNs (SCI Systems, Inc.)	1,500,000
8,200,000	Mecklenburg County, NC, (Series E), Weekly VRDNs (Bank of America, N.A. LOC)	8,200,000
1,900,000	North Carolina Educational Facilities Finance Agency Weekly VRDNs (Gardner Webb University)/(First Union National Bank, Charlotte, NC LOC)	1,900,000
200,000	North Carolina Medical Care Commission, Revenue Bond Weekly VRDNs (Catholic Health East)	200,000
115,000	North Carolina Medical Care Commission, Revenue Bonds (Series A), Weekly VRDNs (Pooled Financing Program)	115,000

	Total	11,915,000

	Ohio—2.7%
930,000	Centerville, OH, Health Care Revenue Bonds Weekly VRDNs (Bethany Lutheran Village)	930,000
2,000,000	Hamilton County, OH Sewer System, 6.70% Bonds, 6/1/2001 (@102)	2,062,082
10,000,000	Lorain County, OH, Health Facilities Revenue Bonds Weekly VRDNs (Catholic Healthcare Partners)/(Fifth Third Bank, Cincinnati LOC)	10,000,000

	Total	12,992,082

WACHOVIA TAX -FREE MONEY MARKET FUND

Principal Amount		Value

Short-Term Municipals—continued
	Oregon—1.0%
$ 5,000,000	Oregon State, Veteran’s Welfare Bonds (Series 73F), Weekly VRDNs (Morgan Guaranty Trust Co., New York LOC)	$ 5,000,000

	Pennsylvania—3.2%
4,600,000	Allegheny County, PA, IDA, Revenue Bonds (Series A), Weekly VRDNs (United Jewish Federation of Greater Pittsburgh VRDB)/(PNC Bank, NA LOC)	4,600,000
11,000,000	Allegheny County, PA Port Authority, 5.00% TRANs, 6/29/2001	11,037,498

	Total	15,637,498

	Rhode Island—1.2%
5,500,000	Convention Center Authority, (Series A), 6.70% Bonds (MBIA INS), 5/15/2001 (@102)	5,618,324

	South Carolina—2.0%
5,500,000	Brookland Cayce, SC, (GO UT), 4.75% Bonds, 10/11/2001	5,518,122
4,150,000	Pickens & Richland Countys, SC, Hospital Facilities Refunding Revenue Bonds (Series A), 7.00% Bonds (South Carolina Baptist Hospital)/(AMBAC INS)/(United States Treasury PRF), 8/1/2001 (@102)	4,267,989

	Total	9,786,111

	Tennessee—7.4%
15,360,000	Clarksville, TN, Public Building Authority, Adjustable Rate Pooled Financing Revenue Bonds (Series 1997), Weekly VRDNs (Tennessee Municipal Bond Fund)/(Bank of America, NA, Charlotte LOC)	15,360,000
1,100,000	Clarksville, TN, Public Building Authority, Public Improvement Revenue Bonds Weekly VRDNs	1,100,000
7,600,000	Metropolitan Nashville, TN Airport Authority, (Series 1993), Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)/(Societe Generale, Paris LOC)	7,600,000
1,900,000	Montgomery Co, TN, Public Building Authority Weekly VRDNs	1,900,000
10,000,000	Shelby County, TN Health Education & Housing Facilities Board, (Series 2000), 4.40% CP (Baptist Memorial Hospital)/(Bank of America, NA LOC), Mandatory Tender 1/18/2001	10,000,000

	Total	35,960,000

WACHOVIA TAX -FREE MONEY MARKET FUND

Principal Amount		Value

Short-Term Municipals—continued
	Texas—3.8%
$ 4,000,000	Austin, TX, Independent School District, GO UT, 6.125% Bonds (PSFG INS), 8/1/2001 (@100)	$ 4,046,357
10,600,000	Lower Neches Valley, TX, Refunding Revenue Bonds, 3.95% TOBs (Chevron U.S.A., Inc.), Optional Tender 2/16/2001	10,600,000
3,700,000	Richardson, TX Independent School District, (Series A), Weekly VRDNs (PSFG INS)/(Union Bank of Switzerland, Zurich SA)	3,700,000

	Total	18,346,357

	Virginia—0.1%
300,000	Roanoke, VA, IDA, Hospital Revenue Bonds (Series 1997B), Daily VRDNs (Carilion Health System Obligated Group)	300,000

	Washington—1.4%
2,500,000	Port of Seattle, WA, (Series A), 4.75% Bonds, 6/1/2001	2,508,428
4,100,000	Washington Health Care Facilities Authority, Variable Rate Demand Revenue Bonds (Series 1997B), Daily VRDNs (Virginia Mason Medical Center)/(MBIA INS)/(Credit Suisse First Boston LIQ)	4,099,998

	Total	6,608,426

	Wisconsin—12.9%
17,000,000	State of Wisconsin Transportation, 4.25% CP, Mandatory Tender 12/6/2000	17,000,000
18,300,000	Wisconsin Health and Educational Facilities Authority, (Series A), Revenue Bonds Weekly VRDNs (Felician Health Care, Inc.)/(AMBAC INS)	18,300,000
11,500,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds (Series 1994), Weekly VRDNs (Felician Health Care, Inc.)/(LaSalle Bank, NA LOC)	11,500,000
7,220,000	Wisconsin State Health Facilities Authority, Revenue Bonds (Series A-2), Weekly VRDNs (Franciscan Health Care)	7,220,000
8,495,000	Wisconsin State Health Facilities Authority, Revenue Bonds Weekly VRDNs (Franciscan Health Care)/(Toronto Dominion Bank LOC)	8,495,000

	Total	62,515,000

	Total Short-Term Municipals	474,208,039

WACHOVIA TAX -FREE MONEY MARKET FUND

Shares		Value

Open-End Investment Companies—2.0%
4,030,045	AIM Global Management Short Term Investments Money Market Fund	$ 4,030,045
813,256	Dreyfus Tax Exempt Money Market Fund	813,256
2,182,496	Federated Tax-Free Obligations Fund	2,182,496
2,631,519	Fidelity Tax Exempt Money Market Fund	2,631,519

	Total Open-End Investment Companies	9,657,316

	Total Investments, at amortized cost and value (1)	$483,865,355

(1)	Also represents cost for federal tax purposes.

Note:	The categories of investments are shown as a percentage of net assets ($485,750,153) at November 30, 2000.

The following acronyms are used throughout this portfolio:

AMBAC—American Municipal Bond Assurance Corporation
CP—Commercial Paper
FGIC—Financial Guaranty Insurance Company
FSA—Financial Security Assurance
GO—General Obligation
GTD—Guaranteed
HEFA—Health and Education Facilities Authority
HFA—Housing Finance Authority
IDA—Industrial Development Authority
IDB—Industrial Development Bond
IDRB—Industrial Development Revenue Bond
INS—Insured
LIQ—Liquidity Agreement

LOC(s)—Letter(s) of Credit
MBIA—Municipal Bond Investors Assurance
PCR—Pollution Control Revenue
PFA—Public Facility Authority
PRF—Prerefunded
PSFG—Permanent School Fund Guarantee
SA—Support Agreement
TANs—Tax Anticipation Notes
TOBs—Tender Option Bonds
TRANs—Tax and Revenue Anticipation Notes
UT—Unlimited Tax
VRDB—Variable Rate Demand Bond
VRDNs—Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

WACHOVIA TAX -FREE MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2000

Assets:
Total investments in securities, at amortized cost and value		$483,865,355
Cash		154,920
Income receivable		3,404,924

Total assets		487,425,199
Liabilities:
Income distribution payable	$1,467,573
Payable to adviser	49,237
Other accrued expenses	158,236

Total liabilities		1,675,046

Net Assets for 485,750,153 shares outstanding		$485,750,153

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$293,860,367 ÷ 293,860,367 shares outstanding		$1.00

Investment Shares:
$191,889,786 ÷ 191,889,786 shares outstanding		$1.00

(See Notes which are an integral part of the Financial Statements)

WACHOVIA TAX -FREE MONEY MARKET FUND
STATEMENT OF OPERATIONS

Year Ended NOVEMBER 30, 2000

Investment Income:
Interest		$17,373,587
Expenses:
Investment adviser fee	$ 2,143,689
Administrative personnel and services fee	306,789
Custodian fees	76,802
Transfer and dividend disbursing agent fees and expenses	98
Directors’/Trustees’ fees	10,541
Auditing fees	15,215
Legal fees	10,294
Portfolio accounting fees	1,023
Distribution services fee—Investment Shares	690,292
Share registration costs	49,783
Printing and postage	42,649
Insurance premiums	2,045
Miscellaneous	550

Total expenses	3,349,770
Waiver of investment adviser fee	(1,630,507)

Net expenses		1,719,263

Net investment income		$15,654,324

(See Notes which are an integral part of the Financial Statements)

WACHOVIA TAX -FREE MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2000	1999

Increase (Decrease) in Net Assets:
Operations—
Net investment income	$ 15,654,324	$ 11,808,020

Distributions to Shareholders—
Distributions from net investment income
Institutional Shares	(9,739,551)	(7,932,704)
Investment Shares	(5,914,773)	(3,875,316)

Change in net assets resulting from distributions to shareholders	(15,654,324)	(11,808,020)

Share Transactions—
Proceeds from sale of shares	703,231,616	671,733,491
Net asset value of shares issued to shareholders in payment of distributions declared	993,423	—
Cost of shares redeemed	(588,377,810)	(710,364,176)

Change in net assets resulting from share transactions	115,847,229	(38,630,685)

Change in net assets	115,847,229	(38,630,685)
Net Assets:
Beginning of period	369,902,924	408,533,609

End of period	$485,750,153	$369,902,924

(See Notes which are an integral part of the Financial Statements)

WACHOVIA TAX -FREE MONEY MARKET FUND
Financial Highlights—Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

	Year Ended November 30,
	2000	1999	1998	1997	1996

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	0.04	0.03	0.03	0.03	0.03
Less Distributions
Distributions from net investment income	(0.04)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return (1)	3.89%	2.99%	3.29%	3.41%	3.24%
Ratios to Average Net Assets
Expenses	0.24%	0.24%	0.24%	0.24%	0.29%
Net investment income	3.79%	2.95%	3.24%	3.34%	3.22%
Expense waiver/reimbursement (2)	0.38%	0.39%	0.42%	0.45%	0.43%
Supplemental Data
Net assets, end of period (000 omitted)	$293,860	$225,466	$275,323	$182,473	$118,877

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2)	This contractual expense decrease is reflected in both the expense and the net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA U.S. TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2000

Principal Amount or Shares		Value

U.S. Government Obligations—26.2%
	U.S. Treasury Bills—10.9%
$ 75,000,000	6.320%-6.350%, 12/21/2000	$ 74,735,583

	U.S. Treasury Notes—15.3%
105,000,000	5.000%-6.500%, 1/31/2001-6/30/2001	104,818,778

	Total U.S. Government Obligations	179,554,361

(1) Repurchase Agreements—66.7%
32,000,000	Credit Suisse First Boston, Inc., 6.520%, dated 11/30/2000, due 12/1/2000	32,000,000
32,000,000	Deutsche Bank Financial, Inc., 6.490%, dated 11/30/2000, due 12/1/2000	32,000,000
165,000,000	Goldman Sachs Group, LP, 6.480%, dated 11/30/2000, due 12/1/2000	165,000,000
32,000,000	J.P Morgan Tri Party Repo, 6.460%, dated 11/30/2000, due 12/1/2000	32,000,000
32,000,000	Merrill Lynch, Pierce, Fenner and Smith, 6.480%, dated 11/30/2000, due 12/1/2000	32,000,000
165,000,000	Morgan Stanley Group, Inc., 6.450%, dated 11/30/2000, due 12/1/2000	165,000,000

	Total Repurchase Agreements	458,000,000

Open-End Investment Companies—7.4%
25,887,288	Federated Treasury Obligations Fund	25,887,288
24,790,117	Financial Square Prime Holdings Fund	24,790,117

	Total Open-End Investment Companies	50,677,405

	Total Investments, at amortized cost and value (2)	$688,231,766

(1)	The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(2)	Also represents cost for federal tax purposes.

Note:	The categories of investments are shown as a percentage of net assets ($686,087,463) at November 30, 2000.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA U.S. TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2000

Assets:
Investments in repurchase agreements	$458,000,000
Investments in securities	230,231,766

Total investments in securities, at amortized cost and value		$688,231,766
Cash		150,200
Income receivable		1,066,571

Total assets		689,448,537
Liabilities:
Income distribution payable	3,146,937
Payable to adviser	68,022
Other accrued expenses	146,115

Total liabilities		3,361,074

Net Assets for 686,087,463 shares outstanding		$686,087,463

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$495,564,705 ÷ 495,564,705 shares outstanding		$1.00

Investment Shares:
$190,522,758 ÷ 190,522,758 shares outstanding		$1.00

(See Notes which are an integral part of the Financial Statements)

WACHOVIA U.S. TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS

YEAR ENDED NOVEMBER 30, 2000

Investment Income:
Interest		$39,073,518
Expenses:
Investment adviser fee	$ 3,259,375
Administrative personnel and services fee	467,101
Custodian fees	102,688
Transfer and dividend disbursing agent fees and expenses	5,492
Directors’/Trustees’ fees	15,892
Auditing fees	15,797
Legal fees	11,444
Portfolio accounting fees	2,153
Distribution services fee—Investment Shares	839,486
Share registration costs	23,058
Printing and postage	49,723
Insurance premiums	3,079
Miscellaneous	4,271

Total expenses	4,799,559
Waiver of investment adviser fee	(2,395,575)

Net expenses		2,403,984

Net investment income		$36,669,534

(See Notes which are an integral part of the Financial Statements)

WACHOVIA U.S. TREASURY MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2000	1999

Increase (Decrease) in Net Assets:
Operations—
Net investment income	$ 36,669,534	$ 31,060,025

Distributions to Shareholders—
Distributions from net investment income
Institutional Shares	(25,355,348)	(22,602,956)
Investment Shares	(11,314,186)	(8,457,069)

Change in net assets resulting from distributions to shareholders	(36,669,534)	(31,060,025)

Share Transactions—
Proceeds from sale of shares	1,468,590,551	1,484,059,570
Net asset value of shares issued to shareholders in payment of distributions declared	2,954,316	39,796
Cost of shares redeemed	(1,442,236,831)	(1,492,629,325)

Change in net assets resulting from share transactions	29,308,036	(8,529,959)

Change in net assets	29,308,036	(8,529,959)
Net Assets:
Beginning of period	656,779,427	665,309,386

End of period	$ 686,087,463	$ 656,779,427

(See Notes which are an integral part of the Financial Statements)

WACHOVIA U.S. TREASURY MONEY MARKET FUND
Financial Highlights—Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD )

	Year Ended November 30,
	2000	1999	1998	1997	1996

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	0.06	0.05	0.05	0.05	0.05
Less Distributions
Distributions from net investment income	(0.06)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return (1)	5.94%	4.77%	5.25%	5.31%	5.18%
Ratios to Average Net Assets
Expenses	0.24%	0.24%	0.24%	0.24%	0.30%
Net investment income	5.72%	4.65%	5.15%	5.20%	5.07%
Expense waiver/reimbursement (2)	0.37%	0.38%	0.40%	0.41%	0.39%
Supplemental Data
Net assets, end of period (000 omitted)	$495,565	$448,758	$466,538	$510,323	$302,306

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2)	This contractual expense decrease is reflected in both the expense and the net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

WACHOVIA MONEY MARKET FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2000

1. ORGANIZATION

The Wachovia Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of sixteen portfolios. The following portfolios are included herein (individually referred to as the “Fund”, or collectively as the “Funds”):

Portfolio	Investment Objective

Wachovia Prime Cash Management Fund (“Prime Cash Fund”)	To provide current income consistent with stability of principal and liquidity.

Wachovia Tax-Free Money Market Fund (“Tax-Free Fund”)	To provide current income exempt from federal regular income tax consistent with stability of principal and liquidity.

Wachovia U.S. Treasury Money Market Fund (“U.S. Treasury Fund”)	To provide current income consistent with stability of principal and liquidity.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

The Funds, except for Prime Cash Fund, offer two classes of shares: Institutional Shares and Investment Shares. Prime Cash Fund only offers Institutional Shares. Investment Shares are identical in all respects to Institutional Shares except that Investment Shares are sold pursuant to a distribution plan (the “Plan”) adopted in accordance with Rule 12b-1 under the Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION —The Funds use of the amortized cost method to value their portfolio securities is in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

REPURCHASE AGREEMENTS —It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the “Trustees”). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

WACHOVIA MONEY MARKET FUNDS

INVESTMENT INCOME , EXPENSES AND DISTRIBUTIONS —Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Distributions to shareholders are recorded on the ex-dividend date. The Trust offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

The Funds will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Funds will begin amortizing premiums and discounts on debt securities effective January 1, 2001. Prior to this date, the Fund’s did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Funds.

FEDERAL TAXES —It is the Funds’ policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

WHEN -ISSUED AND DELAYED DELIVERY TRANSACTIONS —The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

USE OF ESTIMATES —The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER —Investment transactions are accounted for on a trade date basis.

WACHOVIA MONEY MARKET FUNDS

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Prime Cash Fund		Tax-Free Fund		U.S. Treasury Fund
	Year Ended November 30,		Year Ended November 30,		Year Ended November 30,
	2000	1999	2000	1999	2000	1999
Institutional Shares

Shares sold	4,145,126,464	3,368,940,656	344,564,020	307,834,572	1,075,430,476	1,142,479,883
Shares redeemed	(4,102,857,555)	(3,488,146,575)	(276,170,083)	(357,690,587)	(1,028,624,212)	(1,160,259,358)

Net change resulting from Institutional Shares transactions	42,268,909	(119,205,919)	68,393,937	(49,856,015)	46,806,264	(17,779,475)

Investment Shares

Shares sold	—	—	358,667,596	363,898,919	393,160,075	341,579,687
Shares issued to shareholders in payment of distributions declared	—	—	993,423	—	2,954,316	39,796
Shares redeemed	—	—	(312,207,727)	(352,673,589)	(413,612,619)	(332,369,967)

Net change resulting from Investment Shares transactions	—	—	47,453,292	11,225,330	(17,498,228)	9,249,516

Net change resulting from share transactions	42,268,909	(119,205,919)	115,847,229	(38,630,685)	29,308,036	(8,529,959)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE —Wachovia Asset Management, a subsidiary of Wachovia Bank N.A. and the Funds’ investment adviser (the “Adviser), receives for its services an annual investment adviser fee based on each Fund’s average daily net assets.

Fund	Annual rate
Prime Cash Fund	0.30%
Tax-Free Fund	0.50%
U.S.Treasury Fund	0.50%

As a result of contractual obligations, the Adviser may be required to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at its sole discretion anytime after January 31, 2002.

ADMINISTRATIVE FEE —Federated Services Company (“FServ”) provides the Funds with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust (excluding Prime Cash Fund) and The Wachovia Municipal Funds for the period. FServ’s fee with respect to Prime Cash Fund is based upon its average net assets. FServ may voluntarily waive a portion of its fee.

DISTRIBUTION SERVICES FEE —Under the terms of the Plan, each Fund (excluding Prime Cash Fund) will compensate Federated Securities Corp. (“FSC”), the principal distributor, from its net assets to finance activities intended to result in the sale of each Fund’s Investment Shares. The Plan provides that each Fund may incur distribution expenses up to 0.40% of the average daily net assets of its Investment Shares, annually, to compensate FSC.

WACHOVIA MONEY MARKET FUNDS

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES —FServ, through its subsidiary, Federated Shareholder Services Company (“FSSC”) serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily waive any portion of its fee.

PORTFOLIO ACCOUNTING FEES —FServ, through its subsidiary, FSSC, maintains the Funds’ accounting records for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES —Wachovia Bank, N.A. is the Funds’ custodian for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

GENERAL —Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees and Shareholders of
THE WACHOVIA FUNDS:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Wachovia Prime Cash Management Fund, Wachovia Tax-Free Money Market Fund, and Wachovia U.S. Treasury Money Market Fund (three of the portfolios constituting The Wachovia Funds) as of November 30, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period the ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wachovia Prime Cash Management Fund, Wachovia Tax-Free Money Market Fund, and Wachovia U.S. Treasury Money Market Fund of The Wachovia Funds at November 30, 2000, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Boston, Massachusetts
January 18, 2001

TRUSTEES James A. Hanley Samuel E. Hudgins D. Dean Kaylor Alvin J. Schexnider Charles S. Way, Jr.	Officers John W. McGonigle President and Treasurer R. Edward Bowling Vice President James E. Ostrowski Vice President and Assistant Treasurer Gail C. Jones Secretary
Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund’s prospectuses which contain facts concerning their objectives and policies, management fees, expenses and other information.

Federated Securities Corp., Distributor
Investment Company Act File No. 811-6504
831-30 (1/01)
Cusip 929901684
Cusip 929901304
Cusip 929901833
G01512-18(1/01)

WACHOVIA APPENDIX

Wachovia Equity Fund - Class A Shares

The  graphic   presentation  here  displayed  consists  of  a  line  graph.  The corresponding  components of the line graph are listed  underneath.  The Class A
Shares of Wachovia  Equity Fund based on a 4.50% sales load are represented by a solid  line.  The  Standard  &  Poor's  500  Index  (the  "S&P  500") is
represented  by a dotted line.  The line graph is a visual  representation  of a comparison of change in value of a $10,000 hypothetical  investment in the Class
A Shares of the fund,  and the S&P  500. The "x" axis  reflects  computation periods  from  5/7/93  to  11/30/00.  The  "y"  axis  reflects  the  cost of the investment.  The right  margin  reflects  the ending  value of the  hypothetical investment  in the  fund's  Class A  Shares,  based on a 4.50%  sales  load,  as compared to the  S&P  500.  The ending  values were  $31,496,  and  $34,481, respectively.  The legend in the bottom  quadrant  of the  graphic  presentation indicates  the  fund's  Class A Shares  Average  Annual  Total  Returns  for the
one-year  and  five-year  periods  ended  11/30/00  and from the fund's start of performance (5/7/93) (cumulative) and start of performance (5/7/93) to 11/30/00.
The total returns were (4.35)%, 16.05%, 189.73% and 15.09%, respectively.

Wachovia Equity Fund - Class B Shares

The  graphic   presentation  here  displayed  consists  of  a  line  graph.  The corresponding  components of the line graph are listed  underneath.  The Class B
Shares of Wachovia  Equity Fund are  represented  by a solid line.  The Standard
&  Poor's 500 Index (the "S&P 500") is represented by a dotted line. The line graph is a visual  representation  of a comparison  of change in value of a
$10,000  hypothetical  investment  in the Class B Shares  of the  fund,  and the
S&P 500. The "x" axis reflects computation periods from 7/23/96 to 11/30/00.
The "y" axis reflects the cost of the investment.  The right margin reflects the ending value of the  hypothetical  investment  in the fund's Class B Shares,  as compared to the  S&P  500.  The ending  values were  $20,389,  and  $22,160, respectively.  The legend in the bottom  quadrant  of the  graphic  presentation indicates  the  fund's  Class B Shares  Average  Annual  Total  Returns  for the
one-year  period  ended  11/30/00  and from  the  fund's  start  of  performance
(7/23/96) (cumulative) and start of performance (7/23/96) to 11/30/00. The total returns were (4.20)%, 103.89% and 17.76%, respectively.

Wachovia Equity Fund - Class Y Shares

The  graphic   presentation  here  displayed  consists  of  a  line  graph.  The corresponding  components of the line graph are listed  underneath.  The Class Y
Shares of Wachovia  Equity Fund are  represented  by a solid line.  The Standard
&  Poor's 500 Index (the "S&P 500") is represented by a dotted line. The line graph is a visual  representation  of a comparison  of change in value of a
$10,000  hypothetical  investment  in the Class Y Shares  of the  fund,  and the
S&P 500. The "x" axis reflects computation periods from 7/23/96 to 11/30/00.
The "y" axis reflects the cost of the investment.  The right margin reflects the ending value of the  hypothetical  investment  in the fund's Class Y Shares,  as compared to the  S&P  500.  The ending  values were  $21,479,  and  $22,160, respectively.  The legend in the bottom  quadrant  of the  graphic  presentation indicates  the  fund's  Class Y Shares  Average  Annual  Total  Returns  for the
one-year  period  ended  11/30/00  and from  the  fund's  start  of  performance
(7/23/96) (cumulative) and start of performance (7/23/96) to 11/30/00. The total returns were 1.78%, 114.79% and 19.18%, respectively.

Wachovia Quantitative Equity Fund - Class A Shares

The  graphic   presentation  here  displayed  consists  of  a  line  graph.  The corresponding  components of the line graph are listed  underneath.  The Class A
Shares of  Wachovia  Quantitative  Equity  Fund based on a 4.50%  sales load are represented by a solid line.  The Standard &  Poor's 500 Index (the "S&P
500") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000  hypothetical  investment in the
Class A  Shares  of the  fund,  and the  S&P  500.  The  "x"  axis  reflects computation periods from 3/25/94 to 11/30/00.  The "y" axis reflects the cost of the investment.  The right margin reflects the ending value of the  hypothetical investment  in the  fund's  Class A  Shares,  based on a 4.50%  sales  load,  as compared to the  S&P  500.  The ending  values were  $29,673,  and  $32,111, respectively.  The legend in the bottom  quadrant  of the  graphic  presentation indicates  the  fund's  Class A Shares  Average  Annual  Total  Returns  for the
one-year  and  five-year  periods  ended  11/30/00  and from the fund's start of performance  (3/25/94)  (cumulative)  and  start  of  performance  (3/25/94)  to
11/30/00.   The  total  returns  were  (2.37)%,   16.74%,  192.83%  and  17.43%,
respectively.

Wachovia Quantitative Equity Fund - Class B Shares

The  graphic   presentation  here  displayed  consists  of  a  line  graph.  The corresponding  components of the line graph are listed  underneath.  The Class B
Shares of Wachovia Quantitative Equity Fund are represented by a solid line. The
Standard  &  Poor's 500 Index (the "S&P 500") is represented by a dotted line.  The line graph is a visual  representation  of a comparison  of change in value of a $10,000  hypothetical  investment  in the Class B Shares of the fund, and the S&P 500. The "x" axis reflects  computation  periods from 7/23/96 to
11/30/00.  The "y" axis  reflects the cost of the  investment.  The right margin reflects the ending value of the  hypothetical  investment in the fund's Class B
Shares,  as compared to the S&P 500.  The ending  values were  $21,444,  and
$22,160,  respectively.  The  legend  in the  bottom  quadrant  of  the  graphic presentation  indicates the fund's Class B Shares  Average  Annual Total Returns for the one-year  period ended 11/30/00 and from the fund's start of performance
(7/23/96) (cumulative) and start of performance (7/23/96) to 11/30/00. The total returns were (2.23)%, 114.44% and 19.13%, respectively.

Wachovia Quantitative Equity Fund -  Class Y Shares

The  graphic   presentation  here  displayed  consists  of  a  line  graph.  The corresponding  components of the line graph are listed  underneath.  The Class Y
Shares of Wachovia Quantitative Equity Fund are represented by a solid line. The
Standard  &  Poor's 500 Index (the "S&P 500") is represented by a dotted line.  The line graph is a visual  representation  of a comparison  of change in value of a $10,000  hypothetical  investment  in the Class Y Shares of the fund, and the S&P 500. The "x" axis reflects  computation  periods from 7/23/96 to
11/30/00.  The "y" axis  reflects the cost of the  investment.  The right margin reflects the ending value of the  hypothetical  investment in the fund's Class Y
Shares,  as compared to the S&P 500.  The ending  values were  $22,160,  and
$22,576,  respectively.  The  legend  in the  bottom  quadrant  of  the  graphic presentation  indicates the fund's Class Y Shares  Average  Annual Total Returns for the one-year  period ended 11/30/00 and from the fund's start of performance
(7/23/96) (cumulative) and start of performance (7/23/96) to 11/30/00. The total returns were 3.79%, 125.76% and 20.55%, respectively.

Wachovia Growth and Income Fund - Class A Shares

The  graphic   presentation  here  displayed  consists  of  a  line  graph.  The corresponding  components of the line graph are listed  underneath.  The Class A
Shares of  Wachovia  Growth  and  Income  Fund  based on a 4.50%  sales load are represented by a solid line.  The Standard &  Poor's 500 Index (the "S&P
500") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000  hypothetical  investment in the
Class A  Shares  of the  fund,  and the  S&P  500.  The  "x"  axis  reflects computation periods from 1/29/93 to 11/30/00.  The "y" axis reflects the cost of the investment.  The right margin reflects the ending value of the  hypothetical investment  in the  fund's  Class A  Shares,  based on a 4.50%  sales  load,  as compared to the  S&P  500.  The ending  values were  $30,230,  and  $35,128, respectively.  The legend in the bottom  quadrant  of the  graphic  presentation indicates  the  fund's  Class A Shares  Average  Annual  Total  Returns  for the
one-year  and  five-year  periods  ended  11/30/00  and from the fund's start of performance  (1/29/93)  (cumulative)  and  start  of  performance  (1/29/93)  to
11/30/00.   The  total  returns  were  (9.12)%,   17.17%,  198.33%  and  14.96%,
respectively.

Wachovia Growth and Income Fund - Class Y Shares

The  graphic   presentation  here  displayed  consists  of  a  line  graph.  The corresponding  components of the line graph are listed  underneath.  The Class Y
Shares of Wachovia  Growth and Income Fund are  represented by a solid line. The
Standard  &  Poor's 500 Index (the "S&P 500") is represented by a dotted line.  The line graph is a visual  representation  of a comparison  of change in value of a $10,000  hypothetical  investment  in the Class Y Shares of the fund, and the S&P 500. The "x" axis reflects  computation  periods from 3/29/98 to
11/30/00.  The "y" axis  reflects the cost of the  investment.  The right margin reflects the ending value of the  hypothetical  investment in the fund's Class Y
Shares,  as compared to the S&P 500.  The ending  values were  $12,376,  and
$12,424,  respectively.  The  legend  in the  bottom  quadrant  of  the  graphic presentation  indicates the fund's Class Y Shares  Average  Annual Total Returns for the one-year  period ended 11/30/00 and from the fund's start of performance
(3/29/98) (cumulative) and start of performance (3/29/98) to 11/30/00. The total returns were (3.33)%, 23.76% and 8.30%, respectively.

Wachovia Equity Index Fund - Class A Shares

The  graphic   presentation  here  displayed  consists  of  a  line  graph.  The corresponding  components of the line graph are listed  underneath.  The Class A
Shares of Wachovia Equity Index Fund based on a 4.50% sales load are represented by a solid line.  The Standard  &  Poor's 500 Index (the  "S&P  500") is
represented  by a dotted line.  The line graph is a visual  representation  of a comparison of change in value of a $10,000 hypothetical  investment in the Class
A Shares of the fund,  and the S&P  500. The "x" axis  reflects  computation periods  from  5/7/93  to  11/30/00.  The  "y"  axis  reflects  the  cost of the investment.  The right  margin  reflects  the ending  value of the  hypothetical investment  in the  fund's  Class A  Shares,  based on a 4.50%  sales  load,  as compared to the  S&P  500.  The ending  values were  $31,496,  and  $34,481, respectively.  The legend in the bottom  quadrant  of the  graphic  presentation indicates  the  fund's  Class A Shares  Average  Annual  Total  Returns  for the
one-year  and  five-year  periods  ended  11/30/00  and from the fund's start of performance (5/7/93) (cumulative) and start of performance (5/7/93) to 11/30/00.
The total returns were (10.19)%, 16.50%, 210.81% and 16.16%, respectively.

Wachovia Equity Index Fund - Class Y Shares

The  graphic   presentation  here  displayed  consists  of  a  line  graph.  The corresponding  components of the line graph are listed  underneath.  The Class Y
Shares of  Wachovia  Equity  Index Fund are  represented  by a solid  line.  The
Standard  &  Poor's 500 Index (the "S&P 500") is represented by a dotted line.  The line graph is a visual  representation  of a comparison  of change in value of a $10,000  hypothetical  investment  in the Class Y Shares of the fund, and the S&P 500. The "x" axis reflects  computation  periods from 7/23/96 to
11/30/00.  The "y" axis  reflects the cost of the  investment.  The right margin reflects the ending value of the  hypothetical  investment in the fund's Class Y
Shares,  as compared to the S&P 500.  The ending  values were  $21,733,  and
$22,160,  respectively.  The  legend  in the  bottom  quadrant  of  the  graphic presentation  indicates the fund's Class Y Shares  Average  Annual Total Returns for the one-year  period ended 11/30/00 and from the fund's start of performance
(7/23/93) (cumulative) and start of performance (7/23/93) to 11/30/00. The total returns were (4.42)%, 117.33% and 19.50%, respectively.

Wachovia Special Values Fund - Class A Shares

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class A
Shares of Wachovia Special Values Fund based on a 4.50% sales load are represented by a solid line. The Russell 2000 Small Stock Index (the "Russell
2000") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class A Shares of the fund, and the Russell 2000. The "x" axis reflects computation periods from 5/7/93 to 11/30/00. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class A Shares, based on a 4.50% sales load, as compared to the Russell 2000. The ending values were $24,781, and
$21,720, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class A Shares Average Annual Total Returns for the one-year and five-year periods ended 11/30/00 and from the fund's start of performance (5/7/93) (cumulative) and start of performance (5/7/93) to
11/30/00. The total returns were 2.27%, 14.04%, 144.58% and 12.54%, respectively.

Wachovia Special Values Fund - Class B Shares

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class B
Shares of Wachovia Special Values Fund are represented by a solid line. The
Russell 2000 Small Stock Index (the "Russell 2000") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class B Shares of the fund, and the Russell 2000. The "x" axis reflects computation periods from 3/26/99 to
11/30/00. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class B
Shares, as compared to the Russell 2000. The ending values were $11,400, and
$11,594, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class B Shares Average Annual Total Returns for the one-year period ended 11/30/00 and from the fund's start of performance
(3/26/99) (cumulative) and start of performance (3/26/99) to 11/30/00. The total returns were 2.74%, 14.00% and 8.10%, respectively.

Wachovia Special Values Fund - Class Y Shares

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class Y
Shares of Wachovia Special Values are represented by a solid line. The Russell
2000 Index (the "Russell 2000") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class Y Shares of the fund, and the Russell 2000.
The "x" axis reflects computation periods from 7/23/96 to 11/30/00. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class Y Shares, as compared to the
Russell 2000. The ending values were $16,988, and $14,864, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's
Class Y Shares Average Annual Total Returns for the one-year period ended
11/30/00 and from the fund's start of performance (7/23/96) (cumulative) and start of performance (7/23/96) to 11/30/00. The total returns were 8.79%, 69.88%
and 12.93%, respectively.

Wachovia Emerging Markets Fund - Class A Shares

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class A
Shares of Wachovia Emerging Markets Fund based on a 4.50% sales load are represented by a solid line. The Standard & Poor's International Finance
Corporation Investable Index (the "IFCI") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a
$10,000 hypothetical investment in the Class A Shares of the fund, and the IFCI.
The "x" axis reflects computation periods from 12/23/94 to 11/30/00. The "y"
axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class A Shares, based on a
4.50% sales load, as compared to the IFCI. The ending values were $9,662, and
$6,861, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class A Shares Average Annual Total Returns for the one-year and five-year periods ended 11/30/00 and from the fund's start of performance (12/22/94) (cumulative) and start of performance (12/23/94) to
11/30/00. The total returns were (21.02)%, (1.75)%, (4.64)% and (0.80)%, respectively.

Wachovia Emerging Markets Fund - Class Y Shares

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class Y
Shares of Wachovia Emerging Markets Fund are represented by a solid line. The
Standard & Poor's International Finance Corporation Investable Index (the
"IFCI") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class Y Shares of the fund, and the IFCI. The "x" axis reflects computation periods from 7/23/96 to 11/30/00. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class Y Shares, compared to the IFCI. The ending values were $8,555, and $7,365, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class Y Shares Average
Annual Total Returns for the one-year period ended 11/30/00 and from the fund's start of performance (7/23/96) (cumulative) and start of performance (17/23/96)
to 11/30/00. The total returns were (15.74)%, (14.45)% and (3.52)%, respectively.

Wachovia Personal Equity Fund - Class A Shares

The  graphic   presentation  here  displayed  consists  of  a  line  graph.  The corresponding  components of the line graph are listed  underneath.  The Class A
Shares  of  Wachovia  Personal  Equity  Fund  based  on a 4.50%  sales  load are represented by a solid line.  The Standard &  Poor's 500 Index (the "S&P
500") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000  hypothetical  investment in the
Class A  Shares  of the  fund,  and the  S&P  500.  The  "x"  axis  reflects computation periods from 7/30/99 to 11/30/00.  The "y" axis reflects the cost of the investment.  The right margin reflects the ending value of the  hypothetical investment  in the  fund's  Class A  Shares,  based on a 4.50%  sales  load,  as compared  to the  S&P  500.  The  ending  values  were  $9,712  and  $9,962, respectively.  The legend in the bottom  quadrant  of the  graphic  presentation indicates  the  fund's  Class A Shares  Average  Annual  Total  Returns  for the
one-year  period  ended  11/30/00  and from  the  fund's  start  of  performance
(7/30/99) (cumulative) to 11/30/00 and start of performance (7/30/99). The total returns were (10.20)%, (4.14)% and (3.11)%.

Wachovia Personal Equity Fund - Class Y Shares

The  graphic   presentation  here  displayed  consists  of  a  line  graph.  The corresponding  components of the line graph are listed  underneath.  The Class Y
Shares of Wachovia  Personal  Equity Fund are  represented  by a solid line. The
Standard  &  Poor's 500 Index (the "S&P 500") is represented by a dotted line.  The line graph is a visual  representation  of a comparison  of change in value of a $10,000  hypothetical  investment  in the Class Y Shares of the fund, and the S&P 500. The "x" axis reflects  computation  periods from 7/30/99 to
11/30/00.  The "y" axis  reflects the cost of the  investment.  The right margin reflects the ending value of the  hypothetical  investment in the fund's Class Y
Shares,  as compared  to the S&P  500.  The ending  values were  $10,221 and
$9,962,  respectively.  The  legend  in  the  bottom  quadrant  of  the  graphic presentation  indicates the fund's Class Y Shares  Average  Annual Total Returns for the one-year  period ended 11/30/00 and from the fund's start of performance
(7/30/99) (cumulative) to 11/30/00 and start of performance (7/30/99). The total returns were (4.44)%, 2.11% and 1.57%.

Wachovia Balanced Fund - Class A Shares

The  graphic   presentation  here  displayed  consists  of  a  line  graph.  The corresponding  components of the line graph are listed  underneath.  The Class A
Shares of Wachovia  Balanced Fund based on a 4.50% sales load are represented by a solid  line.  The  Standard  &  Poor's  500 Index (the  "S&P  500") is
represented by a dotted line and the Lehman  Brothers  Aggregate Bond Index (the
"Lehman Aggregate").  The line graph is a visual  representation of a comparison of change in value of a $10,000 hypothetical investment in the Class A Shares of the fund,  the  S&P  500 and the  Lehman  Aggregate.  The "x" axis  reflects computation  periods from 5/7/93 to 11/30/00.  The "y" axis reflects the cost of the investment.  The right margin reflects the ending value of the  hypothetical investment  in the  fund's  Class A  Shares,  based on a 4.50%  sales  load,  as compared to the S&P 500, and the Lehman  Aggregate.  The ending  values were
$23,533, $34,481 and $16,160, respectively. The legend in the bottom quadrant of the graphic  presentation  indicates  the fund's Class A Shares  Average  Annual
Total Returns for the one-year and five-year periods ended 11/30/00 and from the fund's  start of  performance  (5/7/93)  (cumulative)  and start of  performance
(5/7/93) to  11/30/00.  The total  returns  were  (1.09)%,  11.96%,  132.25% and
11.78%, respectively.

Wachovia Balanced Fund - Class B Shares

The  graphic   presentation  here  displayed  consists  of  a  line  graph.  The corresponding  components of the line graph are listed  underneath.  The Class B
Shares of Wachovia  Balanced Fund are  represented by a solid line. The Standard
&  Poor's 500 Index (the "S&P  500") is represented by a dotted line and the Lehman  Brothers  Aggregate  Bond Index (the "Lehman  Aggregate "). The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical  investment in the Class B Shares of the fund,  the S&P 500 and the Lehman Aggregate.  The "x" axis reflects computation periods from 7/23/96 to
11/30/00.  The "y" axis  reflects the cost of the  investment.  The right margin reflects the ending value of the  hypothetical  investment in the fund's Class B
Shares,  as compared to the S&P  500, and the Lehman  Aggregate.  The ending values were $17,289, $22,160 and $13,589, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class B Shares Average
Annual Total Returns for the one-year  period ended 11/30/00 and from the fund's start of performance  (7/23/96)  (cumulative) and start of performance (7/23/96)
to 11/30/00. The total returns were (0.81)%, 72.89% and 13.39%, respectively.

Wachovia Balanced Fund - Class Y Shares

The  graphic   presentation  here  displayed  consists  of  a  line  graph.  The corresponding  components of the line graph are listed  underneath.  The Class Y
Shares of Wachovia  Balanced Fund are  represented by a solid line. The Standard
&  Poor's 500 Index (the "S&P  500") is represented by a dotted line and the Lehman  Brothers  Aggregate  Bond Index (the "Lehman  Aggregate "). The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical  investment in the Class Y Shares of the fund,  the S&P 500 and the Lehman Aggregate.  The "x" axis reflects computation periods from 7/23/96 to
11/30/00.  The "y" axis  reflects the cost of the  investment.  The right margin reflects the ending value of the  hypothetical  investment in the fund's Class Y
Shares,  as compared to the S&P  500, and the Lehman  Aggregate.  The ending values were $18,244, $22,160 and $13,589, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class Y Shares Average
Annual Total Returns for the one-year  period ended 11/30/00 and from the fund's start of performance  (7/23/96)  (cumulative) and start of performance (7/23/96)
to 11/30/00. The total returns were 5.19%, 82.44% and 14.79%, respectively.

Wachovia Fixed Income Fund - Class A Shares

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class A
Shares of Wachovia Fixed Income Fund based on a 4.50% sales load are represented by a solid line. The Lehman Brothers Aggregate Bond Index (the "Lehman
Aggregate") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class A Shares of the fund, and the Lehman Aggregate. The "x"
axis reflects computation periods from 5/7/93 to 11/30/00. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class A Shares, based on a 4.50% sales load, as compared to the Lehman Aggregate. The ending values were, $14,393 and
$16,160, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class A Shares Average Annual Total Returns for the one-year and five-year periods ended 11/30/00 and from the fund's start of performance (5/7/93) (cumulative) and start of performance (5/7/93) to
11/30/00. The total returns were 3.16%, 4.48%, 43.93% and 4.93%, respectively.

Wachovia Fixed Income Fund - Class B Shares

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class B
Shares of Wachovia Fixed Income Fund are represented by a solid line. The Lehman
Brothers Aggregate Bond Index (the "Lehman Aggregate") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class B Shares of the fund, and the Lehman Aggregate. The "x" axis reflects computation periods from 7/23/96 to 11/30/00. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class B
Shares, as compared to the Lehman Aggregate. The ending values were, $12,497 and
$13,589, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class B Shares Average Annual Total Returns for the one-year period ended 11/30/00 and from the fund's start of performance
(7/23/96) (cumulative) and start of performance (7/23/96) to 11/30/00. The total returns were 2.23%, 24.97% and 5.25%, respectively.

Wachovia Fixed Income Fund - Class Y Shares

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class Y
Shares of Wachovia Fixed Income Fund are represented by a solid line. The Lehman
Brothers Aggregate Bond Index (the "Lehman Aggregate") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class Y Shares of the fund, and the Lehman Aggregate. The "x" axis reflects computation periods from 7/23/96 to 11/30/00. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class Y
Shares, as compared to the Lehman Aggregate. The ending values were, $13,247 and
$13,589, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class Y Shares Average Annual Total Returns for the one-year period ended 11/30/00 and from the fund's start of performance
(7/23/96) (cumulative) and start of performance (7/23/96) to 11/30/00. The total returns were 8.31%, 32.47% and 6.67%, respectively.

Wachovia Intermediate Fixed Income Fund - Class A Shares

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class A
Shares of Wachovia Intermediate Fixed Income Fund based on a 4.50% sales load are represented by a solid line. The Lehman Brothers Government/Corporate
Intermediate Index (the "Lehman Intermediate") is represented by a dotted line.
The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class A Shares of the fund, and the
Lehman Intermediate. The "x" axis reflects computation periods from 1/29/93 to
11/30/00. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class A
Shares, based on a 4.50% sales load, as compared to the Lehman Intermediate. The ending values were, $14,316 and $16,254, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class A Shares Average
Annual Total Returns for the one-year and five-year periods ended 11/30/00 and from the fund's start of performance (1/29/93) (cumulative) and start of performance (1/29/93) to 11/30/00. The total returns were 2.52%, 4.28%, 43.16%
and 4.68%, respectively.

Wachovia Intermediate Fixed Income Fund - Class Y Shares

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class Y
Shares of Wachovia Intermediate Fixed Income Fund are represented by a solid line. The Lehman Brothers Government/Corporate Intermediate Index (the "Lehman
Intermediate") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class Y Shares of the fund, and the Lehman Intermediate. The
"x" axis reflects computation periods from 3/30/98 to 11/30/00. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class Y Shares, as compared to the
Lehman Intermediate. The ending values were, $11,427 and $11,627, respectively.
The legend in the bottom quadrant of the graphic presentation indicates the fund's Class Y Shares Average Annual Total Returns for the one-year period ended
11/30/00 and from the fund's start of performance (3/30/98) (cumulative) and start of performance (3/30/98) to 11/30/00. The total returns were 7.52%,
14.27%, and 5.12%, respectively.

Wachovia Short-Term Fixed Income Fund - Class A Shares

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class A
Shares of Wachovia Short-Term Fixed Income Fund based on a 4.50% sales load are represented by a solid line. The Merrill Lynch 1-3 Year U.S. Treasury Index is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class
A Shares of the fund, and the Merrill Lynch 1-3 Year U.S. Treasury Index. The
"x" axis reflects computation periods from 5/7/93 to 11/30/00. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class A Shares, based on a 4.50%
sales load, as compared to the Merrill Lynch 1-3 Year U.S. Treasury Index. The
ending values were, $14,141 and $15,058, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class A Shares Average
Annual Total Returns for the one-year and five-year periods ended 11/30/00 and from the fund's start of performance (5/7/93) (cumulative) and start of performance (5/7/93) to 11/30/00. The total returns were 4.12%, 4.78%, 41.41%
and 4.69%, respectively.

Wachovia Short-Term Fixed Income Fund - Class Y Shares

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class Y
Shares of Wachovia Short-Term Fixed Income Fund are represented by a solid line.
The Merrill Lynch 1-3 Year U.S. Treasury Index is represented by a dotted line.
The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class Y Shares of the fund, and the
Merrill Lynch 1-3 Year U.S. Treasury Index. The "x" axis reflects computation periods from 7/23/96 to 11/30/00. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class Y Shares, as compared to the Merrill Lynch 1-3
Year U.S. Treasury Index. The ending values were, $12,790 and $12,980, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class Y Shares Average Annual Total Returns for the one-year period ended 11/30/00 and from the fund's start of performance
(7/23/96) (cumulative) and start of performance (7/23/96) to 11/30/00. The total returns were 7.09%, 27.90% and 5.81%, respectively.

Wachovia Georgia Municipal Bond Fund - Class A Shares

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class A
Shares of Wachovia Georgia Municipal Bond Fund based on a 4.50% sales load are represented by a solid line. The Lehman Brothers Municipal Bond Index is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class
A Shares of the fund, and the Lehman Brothers Municipal Bond Index. The "x" axis reflects computation periods from 12/23/94 to 11/30/00. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class A Shares, based on a 4.50% sales load, as compared to the Lehman Brothers Municipal Bond Index. The ending values were, $13,296 and $15,560, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class A Shares Average Annual
Total Returns for the one-year and five-year periods ended 11/30/00 and from the fund's start of performance (12/23/94) (cumulative) and start of performance
(12/23/94) to 11/30/00. The total returns were 2.05%, 3.13%, 32.96% and 4.91%, respectively.

Wachovia Georgia Municipal Bond Fund - Class Y Shares

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class Y
Shares of Wachovia Georgia Municipal Bond Fund are represented by a solid line.
The Lehman Brothers Municipal Bond Index is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a
$10,000 hypothetical investment in the Class Y Shares of the fund, and the
Lehman Brothers Municipal Bond Index. The "x" axis reflects computation periods from 7/23/96 to 11/30/00. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class Y Shares, as compared to the Lehman Brothers Municipal Bond Index.
The ending values were, $12,259 and $13,020, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class Y Shares
Average Annual Total Returns for the one-year period ended 11/30/00 and from the fund's start of performance (7/23/96) (cumulative) and start of performance
(7/23/96) to 11/30/00. The total returns were 7.13%, 22.59% and 4.78%, respectively.

Wachovia North Carolina Municipal Bond Fund - Class A Shares

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class A
Shares of Wachovia North Carolina Municipal Bond Fund based on a 4.50% sales load are represented by a solid line. The Lehman Brothers Municipal Bond Index represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class
A Shares of the fund, and the Lehman Brothers Municipal Bond Index. The "x" axis reflects computation periods from 12/23/94 to 11/30/00. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class A Shares, based on a 4.50% sales load, as compared to the Lehman Brothers Municipal Bond Index. The ending values were, $13,478, and $15,560, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class A Shares Average Annual
Total Returns for the one-year and five-year periods ended 11/30/00 and from the fund's start of performance (12/23/94) (cumulative) and start of performance
(12/23/94) to 11/30/00. The total returns were 1.86%, 3.33%, 34.78% and 5.15%, respectively.

Wachovia North Carolina Municipal Bond Fund - Class Y Shares

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class Y
Shares of Wachovia North Carolina Municipal Bond Fund are represented by a solid line. The Lehman Brothers Municipal Bond Index represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a
$10,000 hypothetical investment in the Class Y Shares of the fund, and the
Lehman Brothers Municipal Bond Index. The "x" axis reflects computation periods from 7/23/96 to 11/30/00. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class Y Shares, as compared to the Lehman Brothers Municipal Bond Index.
The ending values were, $12,380, and $13,020, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class A Shares
Average Annual Total Returns for the one-year period ended 11/30/00 and from the fund's start of performance (7/23/96) (cumulative) and start of performance
(7/23/96) to 11/30/00. The total returns were 6.98%, 23.80% and 5.02%, respectively.

Wachovia South Carolina Municipal Bond Fund - Class A Shares

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class A
Shares of Wachovia South Carolina Municipal Bond Fund based on a 4.50% sales load are represented by a solid line. The Lehman Brothers Municipal Bond Index represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class
A Shares of the fund, and the Lehman Brothers Municipal Bond Index. The "x" axis reflects computation periods from 1/11/91 to 11/30/00. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class A Shares, based on a 4.50% sales load, as compared to the Lehman Brothers Municipal Bond Index. The ending values were, $17,543, and $19,783, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class A Shares Average Annual
Total Returns for the one-year and five-year periods ended 11/30/00 and from the fund's start of performance (1/11/91) (cumulative) and start of performance
(1/11/91) to 11/30/00. The total returns were 2.59%, 3.66%, 75.39% and 5.85%, respectively.

Wachovia South Carolina Municipal Bond Fund - Class Y Shares

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class Y
Shares of Wachovia South Carolina Municipal Bond Fund are represented by a solid line. The Lehman Brothers Municipal Bond Index represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a
$10,000 hypothetical investment in the Class Y Shares of the fund, and the
Lehman Brothers Municipal Bond Index. The "x" axis reflects computation periods from 7/23/96 to 11/30/00. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class Y Shares, as compared to the Lehman Brothers Municipal Bond Index.
The ending values were, $12,568, and $13,020, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class A Shares
Average Annual Total Returns for the one-year period ended 11/30/00 and from the fund's start of performance (7/23/96) (cumulative) and start of performance
(7/23/96) to 11/30/00. The total returns were 7.71%, 25.68% and 5.38%, respectively.

Wachovia Virginia Municipal Bond Fund - Class A Shares

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class A
Shares of Wachovia Virginia Municipal Bond Fund based on a 4.50% sales load are represented by a solid line. The Lehman Municipal Bond Index is represented by a dotted line and the Lehman Brothers Municipal Bond 7-Year Index is represented by a dashed line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class A Shares of the fund, and the Lehman Brothers Municipal Bond Index and the Lehman Brothers
Municipal Bond 7-Year Index. The "x" axis reflects computation periods from
2/1/93 to 11/30/00. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's
Class A Shares, based on a 4.50% sales load, as compared to the Lehman Brothers
Municipal Bond Index and the Lehman Brothers Municipal Bond 7-Year Index. The
ending values were, $13,421, $16,024 and $15,403, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class A
Shares Average Annual Total Returns for the one-year and five-year periods ended
11/30/00 and from the fund's start of performance (2/1/93) (cumulative) and start of performance (2/1/93) to 11/30/00. The total returns were 2.45%, 3.29%,
34.21% and 3.83%, respectively.

Wachovia Virginia Municipal Bond Fund - Class Y Shares

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class Y
Shares of Wachovia Virginia Municipal Bond Fund are represented by a solid line.
The Lehman Municipal Bond Index is represented by a dotted line and the Lehman
Brothers Municipal Bond 7-Year Index is represented by a dashed line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class Y Shares of the fund, and the Lehman
Brothers Municipal Bond Index and the Lehman Brothers Municipal Bond 7-Year
Index. The "x" axis reflects computation periods from 3/30/98 to 11/30/00. The
"y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class Y Shares, as compared to the Lehman Brothers Municipal Bond Index and the Lehman Brothers
Municipal Bond 7-Year Index. The ending values were, $11,048, $11,219 and
$11,247, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class Y Shares Average Annual Total Returns for the one-year period ended 11/30/00 and from the fund's start of performance
(3/30/98) (cumulative) and start of performance (3/30/98) to 11/30/00. The total returns were 7.51%, 10.48%, and 3.80%, respectively.